UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	1/31/2013

Item 1. Schedule of Investments

Prudential Total Return Bond Fund, Inc.

Schedule of Investments

as of January 31, 2013 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#		Description	Value

LONG-TERM INVESTMENTS 98.1%
ASSET BACKED SECURITIES 13.5%
Non-Residential Mortgage Backed Securities 8.3%

Aaa		$7,941	Aimco CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.552%, 10/20/19(a)	$7,766,470
AA-(b)		5,200	American Express Credit Account Master Trust, Ser. 2012-2, Class C, 144A, 1.290%, 03/15/18	5,221,952
Aaa		440	American Money Management Corp. CDO (Cayman Islands), Ser. 2006-6A, Class A1A, 144A, 0.537%, 05/03/18(a)	436,578
Aaa		3,000	Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 1.803%, 10/17/21(a)	3,013,716
Aaa		41	ARES CLO Funds (Cayman Islands), Ser. 2004-8A, Class A1A, 144A, 0.742%, 02/26/16(a)	40,682
Aaa		27	Ser. 2005-10A, Class A3, 144A, 0.548%, 09/18/17(a)	27,095
Aaa		2,000	Ser. 2011-16A, Class A, 144A, 1.911%, 05/17/21(a)	2,008,226
Aaa		5,151	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.561%, 01/26/20(a)	5,051,493
Aaa	EUR	5,320	Avoca CLO I BV (Ireland), Ser. II-A, Class A1, 144A, 0.671%, 01/15/20(a)	7,038,357
A3		1,500	BA Credit Card Trust, Ser. 2006-C5, Class C5, 0.606%, 01/15/16(a)	1,500,693
A3		27,400	Ser. 2008-C5, Class C5, 4.956%, 03/15/16(a)	28,265,731
AAA(b)		6,260	Battalion CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A1, 144A, 1.404%, 11/15/19(a)	6,237,301
Aaa		782	Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A, 0.579%, 06/20/17(a)	775,122

Aaa	869	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.562%, 05/25/17(a)	863,019
Aaa	103	Boston Harbor CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.702%, 05/25/16(a)	102,786
Aaa	10,000	Cavalry CLO Ltd. (Cayman Islands), Ser. 2013-2A, Class A, 144A, 1.652%, 01/17/24(a)	10,000,000
Aaa	7,160	Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A, 0.561%, 04/25/19(a)	7,052,180
Ba1	1,000	Chase Credit Card Master Trust, Ser. 2003-4, Class C, 1.456%, 01/15/16(a)	1,004,029
Aaa	1,453	Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.563%, 08/03/19(a)	1,428,457
Baa2	1,630	Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4, 5.000%, 06/10/15	1,654,251
Baa2	4,950	Ser. 2005-C2, Class C2, 0.675%, 03/24/17(a)	4,913,855
Baa2	10,575	Ser. 2006-C1, Class C1, 0.605%, 02/20/15(a)	10,574,947
Aaa	2,000	Eagle Creek CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1, 144A, 0.552%, 02/28/18(a)	1,963,938
Aaa	635	Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A, 0.512%, 04/20/19(a)(c)	626,993
Aaa	332	Four Corners CLO (Cayman Islands), Ser. 2005-1A, Class A3, 144A, 0.610%, 03/26/17(a)	332,111
Aaa	1,766	Ser. 2006-3A, Class A, 144A, 0.552%, 07/22/20(a)	1,734,699
Aa1	3,000	Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A, 0.778%, 03/15/20(a)	2,906,523
Aaa	500	Ser. 2011-6A, Class A1, 144A, 1.961%, 11/22/22(a)	501,034
B1	88	GE Business Loan Trust, Ser. 2006-1A, Class D, 144A, 1.206%, 05/15/34(a)	57,640
A2	7,792	GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B, 1.056%, 06/15/18(a)	7,834,798
Aaa	514	Granite Ventures Ltd. (Cayman Islands), Ser. 2006-3A, Class A1, 144A, 0.562%, 04/20/18(a)	511,504

Aaa	EUR	5,031	Grosvenor Place CLO BV (Netherlands), Ser. I-X, Class A1, RegS, 0.454%, 07/20/21(a)	6,603,018
Aaa		2,541	Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A, 0.542%, 08/21/20(a)	2,522,161
Aaa		862	Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A, 0.570%, 05/09/18(a)	852,890
Baa1	EUR	5,000	Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A, 4.817%, 08/01/16(a)	6,535,072
Aaa		1,427	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A1, 144A, 0.570%, 11/15/17(a)	1,417,922
Aaa		988	Ser. 2005-7A, Class A2, 144A, 0.570%, 11/15/17(a)	981,911
AAA(b)		7,217	Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A, 1.635%, 09/06/22(a)	7,219,093
Aaa		424	Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A, 0.542%, 10/19/20(a)	416,812
Aaa		6,750	Ser. 2007-9A, Class A1, 144A, 0.519%, 04/15/21(a)	6,653,252
Aaa		5,160	LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A, 0.571%, 06/01/17(a)	5,096,847
Aaa		5,962	Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A, 0.568%, 09/15/17(a)	5,880,366
Aaa	EUR	6,157	Lightpoint Pan-European CLO PLC (Ireland), Ser. 2007-1A, Class A, 144A, 0.476%, 01/31/22(a)	8,229,108
Aaa		5,000	Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A, 2.003%, 05/18/23(a)	5,013,460
A(b)		1,806	Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A, 3.540%, 10/20/32	1,869,679
A3		10,000	MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2, 1.106%, 11/15/16(a)	10,039,010
Aaa		78	Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 0.852%, 01/20/16(a)	78,096
Aaa		635	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A, 0.558%, 03/15/18(a)	621,268

Aaa	EUR	2,578	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A, 0.876%, 09/14/19	3,408,909
Aaa		11,150	OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A, 1.791%, 11/22/23(a)	11,192,682
AA(b)		4,900	Ser. 2012-2A, Class B, 144A, 2.511%, 11/22/23(a)	4,935,844
Aaa		8,500	Octagon Investment Partners XV Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A, 1.591%, 01/19/25(a)	8,486,400
Aaa		1,586	Rosedale CLO Ltd. (Cayman Islands), Ser. I-A, Class A1S, 144A, 0.552%, 07/24/21(a)	1,554,685
AA(b)		2,000	Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A, 2.961%, 08/17/22(a)	2,010,320
NR		131	Small Business Administration Participation Certificates, Ser. 2001-20A, Class 1, 6.290%, 01/01/21	145,091
NR		102	Ser. 2003-20I, Class 1, 5.130%, 09/01/23	112,386
AA(b)		4,350	Sound Point CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class B, 144A, 3.002%, 10/20/23(a)	4,373,451
Aaa		12,268	Stanfield Azure CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1L, 144A, 0.572%, 05/27/20(a)	12,105,478
Aaa		486	Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A, 0.610%, 03/21/17(a)	485,168
A+(b)		4,258	SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A, 2.000%, 09/20/29	4,257,888
Aaa		11,100	Trimaran CLO Corp. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.563%, 11/01/18(a)	10,978,899
Aaa		44	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A, 0.802%, 01/21/16(a)(c)	43,844

				255,567,190

Residential Mortgage Backed Securities 5.2%

Aa1		542	Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D, 0.554%, 01/25/35(a)	535,172

B2	1,313	ACE Securities Corp., Ser. 2003-HE1, Class M1, 1.179%, 11/25/33(a)	1,273,533
Ba3	1,157	Ser. 2003-OP1, Class M1, 1.254%, 12/25/33(a)	1,145,723
B2	416	Ser. 2004-FM1, Class M1, 1.104%, 09/25/33(a)	409,219
Ba3	9,533	Ser. 2004-OP1, Class M1, 0.984%, 04/25/34(a)	8,857,915
Baa3	1,619	Aegis Asset Backed Securities Trust, Ser. 2004-1, Class M1, 1.224%, 04/25/34(a)	1,382,595
Aaa	529	Ser. 2004-2, Class A3, 1.164%, 06/25/34(a)	522,503
Ba1	1,291	Ser. 2005-3, Class M1, 0.674%, 08/25/35(a)	1,215,047
Caa2	127	Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 3.129%, 10/25/31(a)	97,358
B1	974	Ser. 2003-1, Class M1, 1.554%, 02/25/33(a)	958,957
B3	472	Ser. 2003-5, Class A6, 4.541%, 04/25/33	458,951
Aa1	196	Ser. 2003-10, Class AV2, 0.904%, 11/25/33(a)	166,198
A2	3,850	Ser. 2004-R8, Class M1, 1.164%, 09/25/34(a)	3,741,234
A3	350	Ser. 2005-R11, Class A2D, 0.534%, 01/25/36(a)	344,279
A3	644	Amortizing Residential Collateral Trust, Ser. 2002-BC8, Class A3, 1.204%, 11/25/32(a)	622,715
B2	600	Argent Securities, Inc., Ser. 2003-W2, Class M4, 5.829%, 09/25/33(a)	475,477
Ba2	935	Ser. 2003-W7, Class M1, 1.239%, 03/25/34(a)	889,666
Aaa	765	Ser. 2004-W2, Class AF, 4.403%, 04/25/34	772,043
Baa1	1,080	Ser. 2004-W6, Class M1, 0.754%, 05/25/34(a)	1,055,998

Ba1	1,719	Ser. 2004-W10, Class M1, 1.284%, 01/25/34(a)	1,672,298
Caa3	304	Ser. 2004-W10, Class M2, 2.679%, 01/25/34(a)	229,128
Ba2	371	Asset Backed Funding Certificates, Ser. 2003-WMC1, Class M1, 1.179%, 06/25/33(a)	359,648
Ba3	714	Ser. 2004-OPT1, Class M1, 1.254%, 08/25/33(a)	678,591
BBB+(b)	3,277	Ser. 2004-OPT5, Class A4, 1.454%, 06/25/34(a)	3,146,507
B+(b)	3,285	Ser. 2005-AQ1, Class A4, 5.010%, 06/25/35	3,325,936
B3	2,500	Ser. 2005-HE2, Class M2, 0.954%, 06/25/35(a)	2,461,882
Ba2	536	Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1, 1.451%, 06/15/33(a)	527,444
Ba1	2,883	Ser. 2004-HE3, Class M1, 1.014%, 06/25/34(a)	2,697,461
Baa3	4,719	Ser. 2004-HE5, Class M1, 1.104%, 08/25/34(a)	4,561,117
Aa3	1,100	Ser. 2005-HE6, Class M2, 0.714%, 07/25/35(a)	1,078,726
Ba1	136	Bear Stearns Asset Backed Securities Trust, Ser. 2002-2, Class A2, 1.404%, 10/25/32(a)	128,080
Ba1	2,835	Ser. 2004-HE2, Class M1, 1.104%, 03/25/34(a)	2,523,521
B1	869	Ser. 2004-HE3, Class M2, 1.929%, 04/25/34(a)	806,515
Baa3	2,659	Ser. 2004-HE5, Class M1, 1.059%, 07/25/34(a)	2,403,349
Baa2	4,383	Ser. 2004-HE7, Class M1, 1.104%, 08/25/34(a)	4,053,657
C	58	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2, 3.579%, 03/25/33(a)	6,994
Baa1	3,522	Ser. 2003-HE4, Class M1, 1.179%, 03/25/34(a)	3,254,635
Baa2	3,418	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-OPT3, Class M2, 0.654%, 05/25/35(a)	3,205,873
Ba3	723	Ser. 2006-HE1, Class M1, 0.534%, 01/25/36(a)	702,737
A+(b)	221	Countrywide Asset-Backed Certificates, Ser. 2003-BC5, Class 2A2, 0.904%, 12/25/33(a)	199,122
Baa3	1,823	Ser. 2004-BC1, Class M1, 0.954%, 02/25/34(a)	1,707,711
B+(b)	6,250	Ser. 2004-BC4, Class M1, 1.254%, 11/25/34(a)	5,530,713

C	28	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2, 2.454%, 08/25/32(a)	14,894
Ba1	217	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.330%, 07/25/34(a)	190,472
B1	1,400	FBR Securitization Trust, Ser. 2005-2, Class M1, 0.924%, 09/25/35(a)	1,164,912
Ba1	944	Fremont Home Loan Trust, Ser. 2003-B, Class M1, 1.254%, 12/25/33(a)	915,230
Ba3	1,311	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.179%, 11/25/33(a)	1,287,185
Ba3	2,703	Ser. 2004-FM2, Class M1, 0.954%, 01/25/34(a)	2,660,414
Ba1	4,365	Ser. 2004-HE2, Class M1, 0.854%, 09/25/34(a)	3,801,579
Ba3	370	Home Equity Asset Trust, Ser. 2003-5, Class M1, 1.254%, 12/25/33(a)	340,223
Ba3	3,629	Ser. 2004-2, Class M1, 0.999%, 07/25/34(a)	3,341,027
Aaa	74	HSBC Home Equity Loan Trust, Ser. 2005-1, Class A, 0.495%, 01/20/34(a)	73,701
Aaa	1,634	Ser. 2005-2, Class A1, 0.475%, 01/20/35(a)	1,590,756
Aaa	1,847	Ser. 2006-1, Class A2, 0.385%, 01/20/36(a)	1,829,528
Aa1	759	Ser. 2006-1, Class M1, 0.485%, 01/20/36(a)	728,606
A1	1,600	Ser. 2007-2, Class A4, 0.505%, 07/20/36(a)	1,523,622
Baa2	2,500	Ser. 2007-2, Class M1, 0.515%, 07/20/36(a)	2,179,173
Aa2	250	Ser. 2007-3, Class A4, 1.705%, 11/20/36(a)	243,151
Baa1	1,750	IndyMac Residential Asset Backed Trust, Ser. 2005-A, Class M3, 0.754%, 03/25/35(a)	1,611,481
A3	1,610	Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1, 0.954%, 02/25/34(a)	1,510,987
B1	789	Ser. 2004-2, Class M1, 0.734%, 06/25/34(a)	725,381
Aaa	14	Ser. 2004-4, Class 1A1, 0.764%, 10/25/34(a)	12,438

Aa3	3,105	MASTR Asset Backed Securities Trust, Ser. 2004-HE1, Class M2, 0.934%, 09/25/34(a)	2,955,553
Ba2	865	Ser. 2004-WMC1, Class M1, 0.984%, 02/25/34(a)	846,921
Aa1	2,151	Ser. 2005-NC1, Class M1, 0.924%, 12/25/34(a)	2,135,245
Baa1	663	Merrill Lynch Mortgage Investors, Inc., Ser. 2003-OPT1, Class A3, 0.924%, 07/25/34(a)	544,292
A+(b)	1,876	Ser. 2004-OPT1, Class A1A, 0.464%, 06/25/35(a)	1,726,861
BBB+(b)	521	Ser. 2004-OPT1, Class A2A, 0.564%, 06/25/35(a)	472,848
B1	1,275	Ser. 2004-WMC3, Class M2, 2.049%, 01/25/35(a)	1,212,541
Ba2	2,045	Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1, 1.404%, 05/25/33(a)	1,983,869
B3	216	Ser. 2003-NC5, Class M1, 1.479%, 04/25/33(a)	211,239
BB-(b)	1,217	Ser. 2004-HE3, Class M1, 1.059%, 03/25/34(a)	1,137,494
B3	577	Ser. 2004-HE5, Class M1, 1.149%, 06/25/34(a)	554,021
Aaa	663	Ser. 2004-HE8, Class A7, 1.264%, 09/25/34(a)	589,792
Baa2	854	Ser. 2004-NC1, Class M1, 1.254%, 12/27/33(a)	847,452
B1	1,878	Ser. 2004-NC6, Class M1, 1.104%, 07/25/34(a)	1,796,718
Aa1	1,650	Ser. 2004-OP1, Class M1, 1.074%, 11/25/34(a)	1,477,873
Ba1	1,148	Ser. 2004-WMC1, Class M1, 1.134%, 06/25/34(a)	1,122,278
Ba3	996	Ser. 2004-WMC2, Class M1, 1.119%, 07/25/34(a)	973,065
Aaa	2,930	Ser. 2005-NC1, Class A2C, 0.584%, 01/25/35(a)	2,773,348
Ba3	1,500	Ser. 2005-NC2, Class M3, 0.654%, 03/25/35(a)	1,357,700
Baa3	1,813	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.329%, 10/25/33(a)	1,770,648
Ba1	1,326	Ser. 2004-4, Class M1, 0.969%, 02/25/35(a)	1,169,435
Baa1	2,220	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M2, 0.834%, 02/25/35(a)	2,188,455

B1	1,153	Residential Asset Mortgage Products, Inc., Ser. 2003-RS11, Class AI6A, 5.980%, 12/25/33	1,140,801
Aa3	177	Ser. 2004-RS12, Class MII2, 1.404%, 12/25/34(a)	171,804
Baa3	400	Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5, 5.221%, 02/25/34	398,890
Baa3	702	Ser. 2005-EMX4, Class A3, 0.544%, 11/25/35(a)	698,753
B2	94	Saxon Asset Securities Trust, Ser. 2002-3, Class M1, 1.329%, 12/25/32(a)	86,422
Aa3	1,000	Ser. 2005-3, Class M1, 0.664%, 11/25/35(a)	975,323
Baa2	1,185	Specialty Underwriting & Residential Finance, Ser. 2003-BC2, Class M1, 1.329%, 06/25/34(a)	1,090,250
Ba3	945	Ser. 2003-BC4, Class M1, 1.104%, 11/25/34(a)	889,438
A3	647	Structured Asset Investment Loan Trust, Ser. 2003-BC8, Class 3A3, 1.104%, 08/25/33(a)	617,606
AAA(b)	20,046	Ser. 2004-1, Class A3, 1.004%, 02/25/34(a)	18,938,408
AA+(b)	4,911	Ser. 2004-6, Class A3, 1.004%, 07/25/34(a)	4,610,750
AAA(b)	1,110	Ser. 2004-7, Class A8, 1.404%, 08/25/34(a)	971,100
A3	1,932	Ser. 2004-BNC1, Class A4, 1.144%, 09/25/34(a)	1,868,607
CC(b)	296	Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 3.204%, 07/25/32(a)	276,484
Baa1	1,011	Ser. 2003-AM1, Class M1, 1.554%, 04/25/33(a)	982,670

			159,495,942

		Total Asset Backed Securities	415,063,132

BANK LOANS(a) 4.3%

Aerospace & Defense

Ba3	795	Booz Allen & Hamilton, Inc., 2.952%, 12/31/17	796,925

Automotive 0.1%

Ba3	230	Allison Transmission, Inc., 2.710%, 08/07/14	230,527

Ba2		1,724	Chrysler LLC, 6.000%, 05/24/17	1,759,303
Ba3		2,000	Schaeffler AG, 6.000%, 01/27/17	2,021,666

				4,011,496

Building Materials & Construction 0.1%

B1		2,475	Birds Eye Iglo Group Ltd., 5.118%, 01/31/18	3,385,738

Cable 0.1%

Ba2		1,987	Cequel Communications LLC, 4.000%, 02/14/19	2,002,394
Baa3		1,390	Charter Communications Operating LLC, 4.000%, 05/15/19	1,407,563
BB-(b)		411	Kabel Deutschland Vertrieb und Service GmbH (Germany), 4.250%, 02/01/19	410,948

				3,820,905

Capital Goods 0.2%

B2	GBP	3,000	RAC PLC, 5.653%, 09/30/19 (original cost $4,809,002; purchased 10/24/12)(c)(d)	4,789,204

Chemicals 0.1%

Baa3		1,482	Ashland, Inc., 3.750%, 08/23/18	1,498,076
Baa3		1,094	Rockwood Holdings, Inc., 3.500%, 02/09/18	1,101,198

				2,599,274

Consumer 0.2%

Ba3		5,000	Tempur-Pedic International, Inc., 0.000%, 09/26/18	4,998,440

Electric 0.1%

B1		672	Calpine Corp., 4.500%, 04/01/18	678,610
B1		672	4.500%, 04/01/18	678,666
B1		1,995	4.500%, 10/09/19	2,015,782

				3,373,058

Energy – Other 0.6%

BB-(b)		1,500	Phillips 66, 1.458%, 02/22/15	1,498,125
Ba1		13,800	Plains Exploration & Production Co., 3.304%, 11/30/17	13,748,250
Ba3		1,692	Walter Energy, Inc., 5.750%, 04/02/18	1,704,561

				16,950,936

Foods 0.1%

Ba3		2,791	Del Monte Foods Co., 4.500%, 03/08/18	2,799,698

Gaming 0.2%

B2		2,942	CCM Merger, Inc., 6.000%, 03/01/17	2,968,225
Ba1		1,847	Scientific Games Corp., 3.210%, 06/30/15	1,849,113

				4,817,338

Healthcare & Pharmaceutical 1.0%

Ba3		801	Alere, Inc., 3.311%, 06/30/16	796,042
B2		284	4.750%, 06/30/17	286,345
Ba3		773	4.750%, 06/30/17	779,001
Ba3		2,158	Community Health Systems, Inc., 2.811%, 10/25/16	2,163,201
Ba3		2,447	3.811%, 01/25/17	2,467,189
Ba2		3,892	DaVita, Inc., 2.710%, 10/20/15	3,887,837
Baa3		4,325	Endo Pharmaceuticals Holdings, Inc., 2.000%, 06/17/16	4,317,695
Ba2		1,749	Grifols, Inc., 3.561%, 06/01/16	1,747,908
Ba3		342	HCA, Inc., 3.452%, 05/01/18	344,698
Ba3		222	3.561%, 03/31/17	223,013
Ba3		481	Health Management Associates, Inc., 2.811%, 11/18/16	480,119
Baa2		1,963	RPI Finance Trust, 3.500%, 05/09/18	1,986,083
Baa2		2,134	4.000%, 11/09/18	2,156,519
Ba2		4,174	Universal Health Services, Inc., 2.060%, 08/15/16	4,173,750
Ba1		3,931	Valeant Pharmaceuticals International, Inc., 2.960%, 04/20/16	3,940,960

				29,750,360

Media & Entertainment 0.4%

B2	EUR	2,036	Lavena Holding 4 GmbH Co. (Germany), 7.373%, 03/06/17	2,632,023
Ba2		2,962	Nielsen Finance LLC, 2.458%, 02/02/17	2,963,653
Ba2	EUR	3,500	ProSiebenSat.1 Media AG (Germany), 2.690%, 07/01/16	4,698,266
Ba3		193	Seaworld Parks & Entertainment, Inc., 4.000%, 08/17/17	194,342
Ba1		2,468	Weight Watchers International, Inc., 2.510%, 03/15/17	2,467,068

				12,955,352

Metals

Ba1		1,496	FMG Resources (August 2006) Pty. Ltd., 5.250%, 10/18/17	1,514,953

Pipelines & Other 0.1%

Ba2		2,800	Energy Transfer Equity LP, 3.750%, 03/23/17	2,822,557

Real Estate Investment Trusts 0.2%

Ba1		244	CB Richard Ellis Services, Inc., 3.454%, 11/10/16	244,833
Ba1		6,155	3.705%, 09/04/19	6,166,689

				6,411,522

Retailers 0.2%

B1	GBP	3,400	Alliance Boots Ltd. (United Kingdom), 3.983%, 07/09/17	5,298,008
Ba1		1,680	Dollar General Corp., 2.952%, 07/07/14	1,686,300
B2		695	Nieman Marcus Group, Inc., 4.750%, 05/16/18	697,954

				7,682,262

Technology 0.6%

B1		272	CDW LLC, 4.000%, 07/15/17	274,174
Ba1		5,361	Fidelity National Information Services, Inc., 2.311%, 03/30/17	5,374,161
B1		790	First Data Corp., 4.205%, 03/26/18	783,292
B1		60	5.205%, 03/24/17	59,975
B1		2,100	5.205%, 09/24/18	2,099,124
B1		5,000	Freescale Semiconductor, Inc., 4.460%, 12/01/16	5,004,165
B2		1,000	NXP BV (Netherlands), 4.750%, 01/11/20	1,012,188
B1		992	NXP BV/NXP Funding LLC, 4.500%, 03/03/17	1,004,830
Ba2		3,929	Sensata Technologies B.V. (Netherlands), 3.750%, 05/12/18	3,969,245

				19,581,154

Telecommunications

B2		168	Fibertech Networks LLC, 5.750%, 11/30/16	169,493

			Total Bank Loans	133,230,665

COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%

Baa1		171	American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A, 2.508%, 02/25/45(a)	167,194
A+(b)		319	Banc of America Funding Corp., Ser. 2005-D, Class A1, 2.619%, 05/25/35(a)	325,040

AA+(b)	8	Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1, 6.500%, 10/25/31	8,488
B3	432	Bear Stearns Alt-A Trust, Ser. 2005-4, Class 23A1, 2.883%, 05/25/35(a)	393,645
B2	144	Ser. 2005-4, Class 23A2, 2.883%, 05/25/35(a)	140,296
AA+(b)	18	Bear Stearns ARM Trust, Ser. 2002-11, Class 1A1, 2.978%, 02/25/33(a)	17,857
Ba3	201	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19(c)	205,579
Caa2	111	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 3A2A, 2.783%, 02/20/36(a)	100,422
NR	74	Federal Home Loan Mortgage Corp., Ser. 1993-1628, Class LZ, 6.500%, 12/15/23	82,741
NR	236	Ser. 1997-1935, Class JZ, 7.000%, 02/15/27	272,531
NR	134	Ser. 2000-2241, Class PH, 7.500%, 07/15/30	157,468
NR	357	Ser. 2004-T-61, Class 1A1, 1.540%, 07/25/44(a)	365,114
NR	36	Ser. 2005-T-63, Class 1A1, 1.366%, 02/25/45(a)	34,494
NR	3	Federal National Mortgage Association, Ser. 2000-32, Class FM, 0.656%, 10/18/30(a)	3,324
NR	131	Ser. 2001-29, Class Z, 6.500%, 07/25/31	150,059
NR	2	Government National Mortgage Association, Ser. 2000-26, Class DF, 0.605%, 09/20/30(a)	1,825
NR	1	Ser. 2000-30, Class FB, 0.656%, 10/16/30(a)	1,443
NR	2	IndyMac ARM Trust, Ser. 2001-H2, Class A1, 1.786%, 01/25/32(a)	1,470
Baa1	166	MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	170,735
A+(b)	120	MASTR Asset Securitization Trust, Ser. 2003-7, Class 1A2, 5.500%, 09/25/33	126,702

AA+(b)	59	Prime Mortgage Trust, Ser. 2004-CL1, Class 1A2, 0.604%, 02/25/34(a)	56,028
AA+(b)	3	Ser. 2004-CL1, Class 2A2, 0.604%, 02/25/19(a)	3,273
NR	296	Regal Trust IV, Ser. 1999-1, Class A, 144A, 2.500%, 09/28/31(a)	282,130
A	20	Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1, 6.500%, 03/25/32	20,932
Baa3	519	Structured ARM Loan Trust, Ser. 2004-1, Class 4A3, 2.695%, 02/25/34(a)	523,417
Ba1	61	Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1, 0.865%, 09/19/32(a)	60,391
NR	10	Structured Asset Securities Corp., Ser. 2002-1A, Class 4A, 2.584%, 02/25/32(a)	10,058
NR	5	Ser. 2002-14A, Class 2A1, 2.363%, 07/25/32(a)	4,683
Aa1	2	Washington Mutual MSC Mortgage Pass-Through Certificates, Ser. 2003-AR1, Class 2A, 2.298%, 02/25/33(a)	1,707
CCC(b)	391	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1, 2.625%, 03/25/36(a)	390,355
CCC(b)	807	Ser. 2007-5, Class 1A1, 5.500%, 05/25/37	852,392

		Total Collateralized Mortgage Obligations	4,931,793

COMMERCIAL MORTGAGE BACKED SECURITIES 10.5%

Aaa	1,101	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A2, 5.317%, 09/10/47	1,101,169
Aaa	3,227	Ser. 2006-6, Class A2, 5.309%, 10/10/45	3,324,777
Aaa	1,841	Ser. 2007-1, Class A3, 5.449%, 01/15/49	1,892,795
AAA(b)	1,820	Ser. 2007-4, Class A3, 5.806%, 02/10/51(a)	1,921,984
AAA(b)	607	Ser. 2007-4, Class ASB, 5.706%, 02/10/51(a)	631,634

Aaa	4,900	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-1, Class A4, 5.372%, 09/10/45	5,460,913
BBB+(b)	3,000	Ser. 2006-3, Class A4, 5.889%, 07/10/44	3,404,460
Aaa	2,600	Ser. 2006-6, Class A3, 5.369%, 10/10/45	2,813,145
Aaa	291	Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR9, Class A2, 4.735%, 09/11/42	297,383
AAA(b)	2,500	Ser. 2005-PW10, Class A4, 5.405%, 12/11/40	2,766,902
AAA(b)	5,000	Ser. 2006-PW11, Class A4, 5.454%, 03/11/39(a)	5,606,335
Aaa	4,700	Ser. 2006-PW12, Class A4, 5.712%, 09/11/38(a)	5,337,842
AAA(b)	1,272	Ser. 2007-T28, Class A3, 5.793%, 09/11/42	1,313,055
Aaa	2,200	Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A3, 5.702%, 12/10/49(a)	2,288,233
Aaa	5,900	Ser. 2007-C6, Class A4, 5.702%, 12/10/49(a)	6,902,286
Aaa	4,000	Ser. 2008-C7, Class A4, 6.063%, 12/10/49(a)	4,764,488
Aaa	5,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A4, 5.219%, 07/15/44(a)	5,506,790
Aaa	950	Ser. 2006-CD3, Class A5, 5.617%, 10/15/48	1,080,121
Aaa	2,300	Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	2,380,820
AA-(b)	1,876	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A, 5.440%, 09/15/30	1,896,347
AAA(b)	578	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A3, 5.686%, 06/10/46(a)	577,433
AAA(b)	6,500	Ser. 2006-C7, Class A4, 5.748%, 06/10/46(a)	7,353,801
Aaa	1,002	Ser. 2006-C8, Class A2B, 5.248%, 12/10/46	1,007,535
Aaa	1,700	Ser. 2006-C8, Class A4, 5.306%, 12/10/46	1,930,527
Aaa	3,000	Ser. 2012-CR5, Class A3, 2.540%, 12/10/45	2,952,173

Aa2	4,290	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 04/15/37	4,577,143
AAA(b)	77	Ser. 2005-C5, Class A3, 5.100%, 08/15/38(a)	77,076
AAA(b)	1,915	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.409%, 02/15/39(a)	2,142,466
AAA(b)	1,030	Ser. 2006-C1, Class AM, 5.409%, 02/15/39(a)	1,144,148
Aaa	629	Ser. 2007-C1, Class A2, 5.268%, 02/15/40	628,537
Aaa	9,625	Ser. 2007-C4, Class A3, 5.761%, 09/15/39(a)	9,977,949
AAA(b)	2,790	Ser. 2007-C5, Class A3, 5.694%, 09/15/40(a)	2,914,554
AAA(b)	78	CWCapital Cobalt Ltd., Ser. 2006-C1, Class A2, 5.174%, 08/15/48	77,793
AA+(b)	2,010	Ser. 2006-C1, Class A4, 5.223%, 08/15/48	2,255,743
AAA(b)	997	Ser. 2007-C3, Class A3, 5.803%, 05/15/46(a)	1,065,172

AA+(b)	3,727	FHLMC Multifamily Structured Pass-Through Certificates, Ser. K006, Class AX1,I/O, 1.046%, 01/25/20(a)	219,975
AA+(b)	8,303	Ser. K007, Class X1, I/O, 1.228%, 04/25/20(a)	552,512
AA+(b)	4,155	Ser. K009, Class X1, I/O, 1.505%, 08/25/20(a)	340,121
AA+(b)	2,500	Ser. K010, Class A2, 4.333%, 10/25/20	2,873,555
AA+(b)	5,125	Ser. K012, Class A2, 4.186%, 12/25/20(a)	5,862,692
AA+(b)	13,365	Ser. K014, Class X1, I/O, 1.270%, 04/25/21(a)	1,113,944
AA+(b)	1,527	Ser. K015, Class X1, I/O, 1.675%, 07/25/21(a)	170,887
AA+(b)	50,364	Ser. K020, Class X1, I/O, 1.478%, 05/25/22(a)	5,339,436
AA+(b)	30,275	Ser. K021, Class X1, I/O, 1.515%, 06/25/22(a)	3,345,100
AA+(b)	17,831	Ser. K501, Class X1A, I/O, 1.755%, 08/25/16(a)	813,803
AA+(b)	10,608	Ser. K702, Class X1, I/O, 1.556%, 02/25/18(a)	713,400
AA+(b)	9,515	Ser. K703, Class X1, I/O, 2.090%, 05/25/18(a)	904,913
AA+(b)	32,443	Ser. K710, Class X1, I/O, 1.784%, 05/25/19(a)	3,061,004
AA+(b)	48,654	Ser. K711, Class X1, I/O, 1.712%, 07/25/19(a)	4,475,671
AA+(b)	2,163	Ser. KAIV, Class X1, I/O, 1.394%, 06/25/21(a)	182,591
AAA(b)	3,100	GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4, 5.297%, 03/10/44(a)	3,453,236
Aaa	2,237	Ser. 2007-C1, Class A2, 5.417%, 12/10/49	2,233,027
Aaa	1,848	Ser. 2007-C1, Class AAB, 5.477%, 12/10/49	1,955,818
AAA(b)	770	GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4, 5.238%, 11/10/45(a)	847,481

Baa1	2,600	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class AJ, 4.859%, 08/10/42(a)	2,761,340
Aaa	108	Ser. 2005-GG5, Class A2, 5.117%, 04/10/37	108,109
Aa2	1,400	Ser. 2005-GG5, Class A5, 5.224%, 04/10/37	1,539,801
Aaa	7,605	Ser. 2006-GG7, Class A4, 5.867%, 07/10/38(a)(e)	8,654,110
Aaa	1,586	Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	1,635,283
AAA(b)	4,000	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.553%, 04/10/38(a)	4,473,028
AAA(b)	493	Ser. 2006-GG6, Class AAB, 5.587%, 04/10/38	521,938
Aaa	1,195	Ser. 2006-GG8, Class A2, 5.479%, 11/10/39	1,212,971
Aaa	3,023	Ser. 2006-GG8, Class A4, 5.560%, 11/10/39	3,445,890
Aaa	922	Ser. 2007-GG10, Class A2, 5.778%, 08/10/45	929,909
Aa1	550	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class AJ, 4.951%, 01/12/37	565,545
Aaa	2,080	Ser. 2005-CB13, Class A4, 5.294%, 01/12/43(a)	2,289,154
Aaa	500	Ser. 2005-LDP3, Class A4B, 4.996%, 08/15/42	545,039
Aa2	750	Ser. 2005-LDP4, Class AM, 4.999%, 10/15/42(a)	813,052
Aaa	4,214	Ser. 2005-LDP5, Class A3, 5.229%, 12/15/44(a)(e)	4,337,757
Aaa	2,500	Ser. 2006-CB14, Class A4, 5.481%, 12/12/44(a)	2,787,205
Aaa	1,507	Ser. 2007-LD11, Class A2, 5.797%, 06/15/49(a)	1,556,114
Aaa	214	Ser. 2007-LD12, Class A2, 5.827%, 02/15/51	219,698
Aaa	4,957	Ser. 2007-LD12, Class A3, 5.930%, 02/15/51(a)	5,249,858
Aaa	6,300	Ser. 2012-CBX, Class A3, 3.139%, 06/15/45	6,676,860
Aaa	4,000	Ser. 2012-LC9, Class A4, 2.611%, 12/15/47	3,952,398

AA(b)	3,870		LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM, 5.263%, 11/15/40(a)	4,256,868
Aaa	431(f	)	Ser. 2006-C3, Class A2, 5.532%, 3/15/32	430
Aaa	2,085		Ser. 2006-C3, Class A4, 5.661%, 03/15/39	2,349,363
AAA(b)	419		Ser. 2006-C7, Class A2, 5.300%, 11/15/38	441,279
AAA(b)	948		Ser. 2007-C1, Class A3, 5.398%, 02/15/40	980,994
Aaa	956		Ser. 2007-C6, Class A2, 5.845%, 07/15/40	958,215
Aaa	1,500		Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	1,507,314
Aaa	769		Ser. 2005-CIP1, Class ASB, 5.022%, 07/12/38(a)	795,866
AAA(b)	650		Ser. 2006-C1, Class A4, 5.683%, 05/12/39(a)	740,050
AA(b)	3,380		Ser. 2006-C1, Class AM, 5.683%, 05/12/39(a)	3,789,832
Aaa	3,000		Ser. 2006-C2, Class A4, 5.742%, 08/12/43	3,431,451
AAA(b)	2,045		Ser. 2007-C1, Class A3, 5.851%, 06/12/50(a)	2,163,375
AAA(b)	1,268		Ser. 2007-C1, Class ASB, 5.851%, 06/12/50(a)	1,366,943
A(b)	940		Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM, 5.532%, 02/12/39(a)	1,046,256
Aaa	5,085		Ser. 2006-2, Class A4, 5.894%, 06/12/46(a)	5,812,938
Aa2	60		Ser. 2006-2, Class AM, 5.901%, 06/12/46(a)	66,667
Aaa	528		Ser. 2006-4, Class A2, 5.112%, 12/12/49	533,119
Aaa	2,900		Ser. 2006-4, Class A3, 5.172%, 12/12/49	3,268,010
AAA(b)	671		Ser. 2007-9, Class A2, 5.590%, 09/12/49	670,746
Aaa	10,000		Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C7, Class A3, 2.655%, 02/15/46	9,927,380

AAA(b)	1,410	Morgan Stanley Capital I, Inc., Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	1,469,102
Aaa	6,000	Ser. 2006-HQ8, Class A4, 5.420%, 03/12/44(a)	6,650,508
AAA(b)	3,700	Ser. 2006-IQ12, Class A4, 5.332%, 12/15/43	4,210,526
Aaa	708	Ser. 2006-T21, Class A4, 5.162%, 10/12/52(a)	782,278
Aaa	56	Ser. 2007-HQ11, Class A2, 5.359%, 02/12/44	55,839
Aaa	3,800	Ser. 2007-HQ11, Class A4, 5.447%, 02/12/44(a)	4,360,082
Aaa	2,270	Ser. 2007-HQ11, Class A31, 5.439%, 02/12/44	2,354,878
BBB(b)	4,763	Ser. 2007-HQ12, Class A2, 5.592%, 04/12/49(a)	4,902,184
Aaa	4,355	Ser. 2007-IQ14, Class AAB, 5.654%, 04/15/49(a)	4,692,436
Aaa	1,000	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C2, Class A3, 3.058%, 05/10/63	1,054,994
Aaa	5,200	Ser. 2012-C4, Class A4, 2.792%, 12/10/45	5,228,636

Aa1	4,200	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX, 5.179%, 07/15/42(a)	4,570,331
Aaa	5,095	Ser. 2006-C23, Class A4, 5.418%, 01/15/45(a)	5,626,492
Aaa	2,500	Ser. 2006-C25, Class A4, 5.733%, 05/15/43(a)	2,824,105
Aaa	5,000	Ser. 2006-C25, Class A5, 5.733%, 05/15/43(a)	5,717,520
Aaa	2,693	Ser. 2006-C26, Class APB, 5.997%, 06/15/45	2,893,713
Aaa	6,000	Ser. 2006-C27, Class A3, 5.765%, 07/15/45	6,737,226
Aaa	142	Ser. 2006-C28, Class A2, 5.500%, 10/15/48	143,905
Aaa	2,500	Ser. 2006-C28, Class A4, 5.572%, 10/15/48	2,833,363
Aa2	6,500	Ser. 2007-C31, Class A4, 5.509%, 04/15/47	7,400,478
Aaa	3,164	Ser. 2007-C32, Class APB, 5.739%, 06/15/49(a)	3,377,157
Aaa	2,770	Ser. 2007-C33, Class A3, 5.925%, 02/15/51(a)	2,882,780
Aaa	5,680	Ser. 2007-C33, Class A4, 5.925%, 02/15/51(a)	6,572,283
Aaa	784	Ser. 2007-C34, Class A2, 5.569%, 05/15/46	785,687

		Total Commercial Mortgage Backed Securities	324,341,353

CORPORATE BONDS 42.0%

Aerospace & Defense 0.2%

Ba2	3,000	BE Aerospace, Inc., Sr. Unsec’d. Notes, 5.250%, 04/01/22	3,157,500
A2	3,130	Precision Castparts Corp., Sr. Unsec’d. Notes, 2.500%, 01/15/23	3,052,886
A2	450	3.900%, 01/15/43	438,015
Baa3	800	Textron, Inc., Sr. Unsec’d. Notes, 7.250%, 10/01/19	966,764

			7,615,165

Airlines 0.4%

Baa2	5	Continental Airlines Pass-Through Trust, Pass-thru Certs., Ser. 2001-1, Class A1, 6.703%, 06/15/21(c)	5,221
Ba1	170	Pass-thru Certs., Ser. 2001-1, Class B, 7.373%, 12/15/15	180,342
Baa2	447	Pass-thru Certs., Ser. 2007-1, Class B, 5.983%, 04/19/22	503,208
Baa2	415	Pass-thru Certs., Ser. 2010-1, Class A, 4.750%, 01/12/21(e)	454,902
Baa2	2,950	Pass-thru Certs., Ser. 2012-1, Class A, 4.150%, 04/11/24	3,068,000
Baa2	975	Pass-thru Certs., Ser. 2012-2, Class A, 4.000%, 10/29/24	1,023,750
Baa2	1,072	Delta Air Lines Pass-Through Trust, Pass-thru Certs., Ser. 2007-1, Class A, 6.821%, 08/10/22	1,212,345
Baa2	1,234	Pass-thru Certs., Ser. 2010-2, Class 2A, 4.950%, 05/23/19	1,339,380
Baa2	934	Pass-thru Certs., Ser. 2011-1, Class A, 5.300%, 04/15/19	1,030,245
Baa2	1,750	Pass-thru Certs., Ser. 2012-1, Class B, 4.750%, 05/07/20	1,894,375
Baa3	332	United Airlines Pass-Through Trust, Pass-thru Certs., Ser. 2007-1, Class A, 6.636%, 07/02/22	360,110

			11,071,878

Automotive 1.0%

Baa2	350	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	379,628
A3	7,350	Daimler Finance North America LLC, Gtd. Notes, 144A, 1.300%, 07/31/15	7,387,749
A3	4,025	1.875%, 01/11/18(e)	4,014,233
Ba2	1,750	Delphi Corp., Gtd. Notes, 5.875%, 05/15/19(e)	1,872,500
Baa3	1,850	Ford Motor Co., Sr. Unsec’d. Notes, 4.750%, 01/15/43	1,736,489
Baa3	5,290	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 2.375%, 01/16/18	5,220,003
Baa3	2,295	2.750%, 05/15/15	2,343,505
Baa3	2,588	3.000%, 06/12/17	2,641,864
Baa3	2,550	4.207%, 04/15/16	2,713,960
Baa3	600	5.000%, 05/15/18	657,776
Baa1	650	Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN, 2.700%, 03/15/17	667,812

Baa1	250	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	271,936
Baa1	2,175	Hyundai Capital America, Gtd. Notes, 144A, 4.000%, 06/08/17(e)	2,334,162

			32,241,617

Banking 9.5%

A3	2,340	American Express Co., Sr. Unsec’d. Notes, 144A, 2.650%, 12/02/22	2,271,653
A3	1,635	Sr. Unsec’d. Notes, 7.000%, 03/19/18	2,031,798
A2	2,000	American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 2.750%, 09/15/15	2,089,972
A2	3,450	2.800%, 09/19/16	3,644,559
Baa2	3,040	Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A, 4.750%, 03/16/16	3,230,000
Aa3	650	Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A, 3.750%, 09/22/15	681,385
Aa3	1,425	3.875%, 09/20/22	1,451,360
A3	4,450	Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A, 3.875%, 09/27/22	4,554,286
B1	1,500	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)	1,690,785
B1	5,000	Jr. Sub. Notes, Ser. M, 8.125%, 12/29/49(a)	5,659,500
Baa2	1,845	Sr. Unsec’d. Notes, 4.500%, 04/01/15	1,963,966
Baa2	9,810	5.700%, 01/24/22	11,504,344
Baa2	3,620	5.875%, 01/05/21	4,255,020
Baa2	1,265	6.000%, 09/01/17	1,466,293
Baa2	2,435	7.625%, 06/01/19	3,096,395
Baa2	4,210	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	4,709,668
Baa2	735	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	783,961
Baa2	2,000	Sr. Unsec’d. Notes, Ser. L, MTN, 5.650%, 05/01/18	2,309,380
Baa1	250	Bank of America NA, Sub. Notes, 5.300%, 03/15/17	279,129
Aa3	3,450	Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 2.500%, 01/11/17	3,593,109
Aa2	6,475	Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes, 2.550%, 01/12/17(e)	6,771,341

A2	1,555	Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 6.750%, 05/22/19(e)	1,918,187
A2	1,225	BB&T Corp., Sr. Unsec’d. Notes, MTN, 1.600%, 08/15/17	1,233,829
A2	600	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	745,244
Baa1	5,150	Capital One Bank USA NA, Sub. Notes, 8.800%, 07/15/19	7,054,501
Baa1	1,750	Capital One Financial Corp., Sr. Unsec’d. Notes, 5.250%, 02/21/17	1,977,754
Baa1	1,500	6.750%, 09/15/17	1,816,589
Baa2	150	Sub. Notes, 6.150%, 09/01/16	172,733
Baa2	9,695	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22(e)	10,616,849
Baa2	750	6.125%, 11/21/17	885,396
Baa2	4,350	6.125%, 05/15/18	5,181,381
Baa2	2,400	8.125%, 07/15/39(e)	3,538,469
Baa2	3,385	8.500%, 05/22/19	4,514,263
A3	1,395	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	1,139,436
Ba1	6,980	Discover Bank, Sub. Notes, 7.000%, 04/15/20(e)	8,578,797
A3	8,775	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3.625%, 01/22/23(e)	8,760,354
A3	5,840	5.250%, 07/27/21(g)	6,595,503
A3	6,640	5.750%, 01/24/22(e)	7,739,797
A3	190	5.950%, 01/18/18	220,720
A3	4,520	6.000%, 06/15/20	5,332,615
A3	575	6.150%, 04/01/18(e)	675,541
A3	840	6.250%, 09/01/17	983,124
A3	2,445	6.250%, 02/01/41	2,964,467
Baa1	185	Sub. Notes, 6.750%, 10/01/37	208,832
A1	1,605	Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A, 4.500%, 10/30/15	1,737,623

Aa3	1,750	HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 4.000%, 03/30/22	1,863,839
Aa3	450	4.875%, 01/14/22	509,512
Aa3	230	5.100%, 04/05/21	265,917
A3	6,296	Sub. Notes, 6.500%, 05/02/36	7,801,097
A3	1,255	6.500%, 09/15/37	1,564,458
Baa2	120	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	145,559
Ba3	900	ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A, 7.250%, 08/29/49(a)	902,250
A2	3,120	ING Bank NV (Netherlands), Unsec’d. Notes, 144A, 2.000%, 09/25/15(e)	3,166,684
Baa2	3,200	Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 3.125%, 01/15/16	3,176,035
Ba1	2,135	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(a)	2,456,104
A2	3,355	Sr. Unsec’d. Notes, 3.150%, 07/05/16	3,549,724
A2	7,700	3.200%, 01/25/23	7,651,151
A2	5,945	3.250%, 09/23/22(e)	5,952,181
A2	5,300	4.250%, 10/15/20	5,803,479
A2	2,240	4.350%, 08/15/21	2,449,274
A2	2,400	4.400%, 07/22/20	2,649,350
A2	3,350	4.500%, 01/24/22	3,691,321
A2	830	5.600%, 07/15/41	993,141
A3	3,350	KeyBank NA, Sr. Unsec’d. Notes, 1.650%, 02/01/18	3,363,772
Baa1	560	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21(e)	646,725
Aa2	2,000	Korea Housing Finance Corp. (South Korea), Covered Notes, RegS, 4.125%, 12/15/15	2,154,638
B2	700	Krung Thai Bank PCL (Thailand), Jr. Sub. Notes, 7.378%, 10/29/49(a)	736,471
A2	1,975	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 4.200%, 03/28/17(e)	2,179,217
A2	2,250	6.375%, 01/21/21(e)	2,772,365
A2	1,070	Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	1,258,230

Baa1	1,635	Morgan Stanley, Notes, MTN, 5.450%, 01/09/17	1,809,049
Baa1	2,920	Sr. Unsec’d. Notes, 5.750%, 01/25/21	3,318,110
Baa1	2,360	6.375%, 07/24/42(e)	2,802,340
Baa1	2,530	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	2,869,379
Baa1	4,660	Sr. Unsec’d. Notes, Ser. G, MTN, 4.100%, 01/26/15	4,880,935
Baa1	6,275	5.500%, 07/28/21(e)	7,063,943
A3	3,225	People’s United Financial, Inc., Sr. Unsec’d. Notes, 3.650%, 12/06/22	3,252,296
A3	6,800	PNC Bank NA, Sub. Notes, 2.950%, 01/30/23	6,704,304
A3	1,600	PNC Financial Services Group, Inc., Sr. Unsec’d. Notes, 2.854%, 11/09/22	1,575,674
A3	1,650	PNC Funding Corp., Gtd. Notes, 2.700%, 09/19/16	1,741,146
A3	3,025	Royal Bank of Scotland Group PLC (The) (United Kingdom), Gtd. Notes, 6.125%, 01/11/21	3,644,063
Baa1	1,225	Sr. Unsec’d. Notes, 2.550%, 09/18/15(e)	1,263,019
Baa1	575	Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	685,607
Baa2	1,625	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 3.000%, 09/24/15	1,663,972
Baa2	270	4.625%, 04/19/16	287,145
Baa1	1,375	State Street Corp., Jr. Sub. Debs., 4.956%, 03/15/18	1,553,740
Aa3	5,125	Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, 3.000%, 01/18/23(e)	5,070,511
A3	1,890	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	1,993,818
A2	1,750	Sub. Notes, MTN, 2.950%, 07/15/22	1,735,004
A1	1,200	Wachovia Bank NA, Sub. Notes, 4.875%, 02/01/15	1,290,108

A2	2,150	Wells Fargo & Co., Sr. Unsec’d. Notes, 2.625%, 12/15/16	2,269,080
A2	3,325	3.676%, 06/15/16	3,600,689
A2	1,775	Sr. Unsec’d. Notes, MTN, 2.100%, 05/08/17	1,825,282
A2	5,970	3.500%, 03/08/22(e)	6,222,794
A2	1,335	4.600%, 04/01/21(e)	1,508,565

			290,962,975

Brokerage 0.1%

Baa3	1,425	Jefferies Group, Inc., Sr. Unsec’d. Notes, 6.500%, 01/20/43	1,450,710
NR	745	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 6.875%, 05/02/18(k)	187,181

			1,637,891

Building Materials & Construction 0.7%

Ba1	2,900	Cemex Finance LLC, Sr. Sec’d. Notes, RegS, 9.500%, 12/14/16	3,095,750
Ba3	1,000	Corp. GEO SAB de CV (Mexico), Gtd. Notes, 144A, 8.875%, 03/27/22(e)	1,023,500
Ba3	1,500	Desarrolladora Homex SAB de CV (Mexico), Gtd. Notes, 7.500%, 09/28/15(e)	1,485,000
Ba3	965	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13	995,737
Ba1	1,783	Mohawk Industries, Inc., Sr. Unsec’d. Notes, 3.850%, 02/01/23	1,782,777
Baa3	3,625	Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, 5.125%, 06/26/22	3,905,937
Baa3	1,200	6.000%, 04/05/23	1,374,000
Baa3	2,820	7.125%, 06/26/42(e)	3,264,150
Ba1	1,625	Owens Corning, Gtd. Notes, 4.200%, 12/15/22	1,648,623
Ba1	1,885	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	2,007,253

			20,582,727

Cable 2.1%

B3	1,150	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	1,230,500

B2		2,200	Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A, 11.500%, 11/20/14 (original cost $2,458,000; purchased 09/13/12 - 01/24/13)(c)(d)	2,453,000
B2		500	Sr. Sec’d. Notes, RegS, 11.500%, 11/20/14 (original cost $562,500; purchased 11/08/12)(c)(d)	557,500
Baa1		3,875	Comcast Corp., Gtd. Notes, 4.250%, 01/15/33	3,776,145
Baa1		2,380	6.450%, 03/15/37	2,943,563
Baa1		2,400	6.950%, 08/15/37	3,124,958
Baa2		3,000	COX Communications, Inc., Sr. Unsec’d. Notes, 144A, 4.700%, 12/15/42 (original cost $2,999,430; purchased 11/26/12)(c)(d)(e)	2,945,847
Ba3		1,650	CSC Holdings LLC, Sr. Unsec’d. Notes, 6.750%, 11/15/21(e)	1,856,250
Ba3		715	7.625%, 07/15/18(e)	832,975
Ba3		970	8.625%, 02/15/19	1,166,425
Baa2		875	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	927,508
Baa2		175	3.550%, 03/15/15	183,921
Baa2		1,810	4.750%, 10/01/14	1,924,236
Baa2		2,700	5.150%, 03/15/42	2,595,983
Ba2		3,000	Dish DBS Corp., Gtd. Notes, 6.625%, 10/01/14(e)	3,221,250
Ba2		2,400	7.000%, 10/01/13	2,481,000
B1	EUR	1,800	Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, RegS, 8.875%, 12/01/18	2,506,348
Baa3		3,400	NET Servicos de Comunicacao SA (Brazil), Gtd. Notes, 7.500%, 01/27/20	3,884,500
Baa2		1,754	Time Warner Cable, Inc., Gtd. Notes, 5.500%, 09/01/41(e)	1,857,768
Baa2		515	5.875%, 11/15/40	570,285
Baa2		870	6.550%, 05/01/37	1,028,811
Baa2		1,565	6.750%, 07/01/18	1,938,428
Baa2		255	8.250%, 02/14/14	274,463
Ba3	EUR	3,425	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A, 5.500%, 09/15/22	4,662,063
Baa3	EUR	4,200	Sr. Sec’d. Notes, 144A, MTN, 5.125%, 01/21/23	5,587,701

B2		2,000	UPC Holding BV (Netherlands), Sec’d. Notes, 144A, 9.875%, 04/15/18	2,260,000
Ba3		2,550	UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 6.625%, 07/01/20	2,722,125
Ba2		4,000	Videotron Ltee (Canada), Gtd. Notes, 9.125%, 04/15/18(e)	4,230,000

				63,743,553

Capital Goods 1.3%

Baa2		950	ADT Corp. (The), Sr. Unsec’d. Notes, 144A, 4.125%, 06/15/23	963,626
B2		4,700	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A, 4.875%, 11/15/17(e)	4,794,000
Ba2		2,815	Case New Holland, Inc., Gtd. Notes, 7.750%, 09/01/13	2,899,450
A2		1,300	Deere & Co., Sr. Unsec’d. Notes, 3.900%, 06/09/42	1,290,054
Baa1		1,280	ERAC USA Finance LLC, Gtd. Notes, 144A, 2.750%, 03/15/17 (original cost $1,279,642; purchased 03/12/12)(c)(d)	1,328,893
Baa1		725	5.625%, 03/15/42 (original cost $780,078; purchased 10/10/12)(c)(d)	800,724
Baa1		270	6.200%, 11/01/16 (original cost $269,528; purchased 04/24/06)(c)(d)	313,250
Baa1		1,480	7.000%, 10/15/37 (original cost $1,723,356; purchased 10/26/11)(c)(d)	1,873,708
Aa3		1,550	General Electric Co., Sr. Unsec’d. Notes, 4.125%, 10/09/42(e)	1,531,863
B1	EUR	3,350	Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS, 8.500%, 07/31/15	4,821,518
A3		1,280	Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A, 4.625%, 01/13/22	1,386,109

Baa3	700	Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A, 2.500%, 07/11/14 (original cost $699,727; purchased 07/10/12)(c)(d)	712,289
Baa3	3,975	2.500%, 03/15/16 (original cost $3,969,117; purchased 09/24/12)(c)(d)(e)	4,041,375
Baa3	950	Sr. Unsec’d. Notes, 144A, 2.875%, 07/17/18 (original cost $947,939; purchased 01/14/13)(c)(d)	943,494
Baa3	900	Unsec’d. Notes, 144A, 3.125%, 05/11/15 (original cost $899,127; purchased 05/08/12)(c)(d)	933,278
Baa2	1,075	Pentair Finance SA (Luxembourg), Gtd. Notes, 144A, 1.875%, 09/15/17	1,069,947
A3	1,500	Rockwell Automation, Inc., Sr. Unsec’d. Notes, 5.200%, 01/15/98	1,473,630
Baa2	2,050	Roper Industries, Inc., Sr. Unsec’d. Notes, 1.850%, 11/15/17	2,044,205
A2	3,250	United Technologies Corp., Sr. Unsec’d. Notes, 4.500%, 06/01/42(g)	3,491,332
B3	1,800	UR Merger Sub Corp., Gtd. Notes, 9.250%, 12/15/19	2,065,500
Baa2	1,505	Xylem, Inc., Sr. Unsec’d. Notes, 4.875%, 10/01/21	1,681,544

			40,459,789

Chemicals 0.9%

Baa2	1,730	Agrium, Inc. (Canada), Sr. Unsec’d. Notes, 6.125%, 01/15/41	2,002,793
Baa3	500	CF Industries, Inc., Gtd. Notes, 6.875%, 05/01/18	609,179
Baa2	3,675	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 3.000%, 11/15/22(e)	3,587,899
Baa2	3,465	5.250%, 11/15/41	3,724,858
Baa2	950	5.900%, 02/15/15	1,046,243
Baa2	253	7.600%, 05/15/14	274,788
Baa2	410	9.400%, 05/15/39	648,195
Baa1	5,300	Ecolab, Inc., Sr. Unsec’d. Notes, 1.450%, 12/08/17	5,260,139

Baa3	3,575	Lyondellbasell Industries NV (Netherlands), Sr. Unsec’d. Notes, 5.000%, 04/15/19(e)	3,941,438
Baa2	5,038	Reliance Holdings USA, Inc., Gtd. Notes, 144A, 5.400%, 02/14/22	5,590,024
Baa2	850	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	1,049,418

			27,734,974

Consumer 0.1%

Ba3	2,695	Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	2,883,650

Electric 1.5%

Ba3	500	AES Corp. (The), Sr. Unsec’d. Notes, 7.750%, 03/01/14	530,000
Ba3	1,250	9.750%, 04/15/16(e)	1,487,500
Baa2	7,100	American Electric Power Co., Inc., Sr. Unsec’d. Notes, Ser. F, 2.950%, 12/15/22(e)	7,000,948
A3	750	CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2, 5.700%, 03/15/13	754,383
A3	690	Commonwealth Edison Co., First Mtge. Bonds, 6.450%, 01/15/38	920,232
A3	3,050	Connecticut Light & Power Co. (The), 2.500%, 01/15/23(e)	3,014,159
Baa3	965	Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A, 8.500%, 04/22/15	1,080,800
A1	1,025	Duke Energy Carolinas LLC, First Mtge.Bonds, 4.000%, 09/30/42	1,013,705
A1	1,000	4.250%, 12/15/41(h)	1,031,394
Baa2	1,250	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	1,317,300
Baa2	750	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35	893,682
Baa2	185	Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes, 8.350%, 08/01/13	190,566
Baa2	1,200	Enel Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	1,174,272

Baa2	1,000	Enersis SA (Chile), Sr. Unsec’d. Notes, 7.375%, 01/15/14	1,049,055
Baa3	2,475	Entergy Corp., Sr. Unsec’d. Notes, 4.700%, 01/15/17	2,691,684
Baa2	125	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15	135,886
Baa1	750	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.200%, 10/01/17	879,787
Baa1	800	6.250%, 10/01/39	914,784
Baa3	2,310	FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. C, 7.375%, 11/15/31	2,886,913
A3	1,050	Georgia Power Co., Sr. Unsec’d. Notes, Ser. 10-C, 4.750%, 09/01/40	1,141,227
Baa1	15	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 09/15/33	16,017
Baa1	500	Nevada Power Co., Genl. Ref. Mtge., 5.375%, 09/15/40	594,176
Baa2	545	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	675,398
A3	1,800	Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 4.450%, 04/15/42(e)	1,886,414
A2	790	PacifiCorp, First Mtge. Bonds, 4.100%, 02/01/42(e)	801,574
Baa2	4,000	Progress Energy, Inc., Sr. Unsec’d. Notes, 3.150%, 04/01/22	4,004,640
A1	1,950	Public Service Electric & Gas Co., Sec’d. Notes, MTN, 3.800%, 01/01/43(e)	1,911,000
A3	2,550	Puget Sound Energy, Inc., Sr. Sec’d. Notes, 4.434%, 11/15/41(e)	2,695,659
Baa1	725	Southern Power Co., Sr. Unsec’d. Notes, 5.150%, 09/15/41(e)	798,630
Baa3	725	TransAlta Corp. (Canada), Sr. Unsec’d. Notes, 6.650%, 05/15/18	845,458
A3	1,075	Virginia Electric and Power Co., Sr. Unsec’d. Notes, 2.950%, 01/15/22(e)	1,116,612

			45,453,855

Energy – Integrated 1.3%

A2	3,035	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 3.245%, 05/06/22(e)	3,120,596
A2	1,615	3.561%, 11/01/21(e)	1,706,427
A2	435	4.500%, 10/01/20	495,101
A2	680	5.250%, 11/07/13	704,943
Baa2	2,425	Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 4.450%, 09/15/42(e)	2,403,556
Baa2	2,950	Sr. Unsec’d. Notes, Ser. WI, 6.750%, 11/15/39	3,863,373
Baa2	1,375	LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A, 7.250%, 11/05/19	1,656,875
Ba2	3,700	Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A, 7.250%, 12/12/21(e)	4,314,200
Baa1	4,950	Sasol Financing International PLC (United Kingdom), Gtd. Notes, 4.500%, 11/14/22	4,888,125
Ba1	2,425	Sibur Securities Ltd. (Ireland), Gtd. Notes, 144A, 3.914%, 01/31/18	2,413,263
Baa1	5,850	Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes, 6.100%, 06/01/18	7,107,130
Baa2	1,100	TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A, MTN, 6.625%, 03/20/17	1,248,500
Aa1	6,400	Total Capital Canada Ltd. (Canada), Gtd. Notes, 2.750%, 07/15/23	6,397,062

			40,319,151

Energy – Other 1.5%

Baa3	1,300	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	1,540,356
Baa3	1,150	6.450%, 09/15/36	1,376,981
Baa3	175	6.950%, 06/15/19	218,057
Baa3	1,600	7.950%, 06/15/39	2,194,345
A3	1,225	Apache Corp., Sr. Unsec’d. Notes, 4.750%, 04/15/43	1,265,832
Baa1	2,775	Cameron International Corp., Sr. Unsec’d. Notes, 5.950%, 06/01/41	3,362,562
Baa1	1,900	Devon Energy Corp., Sr. Unsec’d. Notes, 4.750%, 05/15/42(e)	1,889,748

A1	1,380	Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A, 5.888%, 06/15/19	1,545,877
B2	210	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	223,650
A2	1,730	Halliburton Co., Sr. Unsec’d. Notes, 4.500%, 11/15/41(e)	1,874,361
Baa3	1,060	Kerr-McGee Corp., Gtd. Notes, 6.950%, 07/01/24	1,301,921
Baa2	4,450	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21	4,567,489
A2	1,400	National Oilwell Varco, Inc., Sr. Unsec’d. Notes, 3.950%, 12/01/42	1,370,102
Baa2	4,950	Noble Energy, Inc., Sr. Unsec’d. Notes, 4.150%, 12/15/21	5,357,677
Baa2	1,047	6.000%, 03/01/41	1,238,857
Baa1	795	Phillips 66, Gtd. Notes, Ser. WI, 2.950%, 05/01/17	836,732
Baa3	1,300	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.650%, 03/15/17	1,523,815
Baa3	700	6.875%, 05/01/18	848,242
Baa3	4,750	7.500%, 01/15/20	5,977,310
Ba1	1,000	Precision Drilling Corp. (Canada), Gtd. Notes, 6.625%, 11/15/20(e)	1,067,500
Baa1	2,170	Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A, 3.149%, 03/06/17	2,172,713
Baa3	1,775	Transocean, Inc. (Cayman Islands), Gtd. Notes, 2.500%, 10/15/17	1,781,058
Baa2	525	Weatherford International Ltd. (Bermuda), Gtd. Notes, 5.125%, 09/15/20(e)	561,804
Baa2	3,445	5.950%, 04/15/42(e)	3,519,405

			47,616,394

Foods 2.2%

A3	1,450	Anheuser-Busch InBev Finance, Inc., Gtd. Notes, 4.000%, 01/17/43	1,436,466

A3	2,050	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 2.500%, 07/15/22	2,008,446
A3	800	6.875%, 11/15/19	1,039,418
A3	3,075	7.750%, 01/15/19	4,058,852
A3	1,880	8.000%, 11/15/39	2,940,858
A3	450	8.200%, 01/15/39	713,554
B3	5,185	Aramark Corp., Gtd. Notes, 8.500%, 02/01/15	5,217,458
B3	790	Aramark Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A, 8.625%, 05/01/16	808,770
Baa2	2,075	Beam, Inc., Sr. Unsec’d. Notes, 1.875%, 05/15/17	2,097,451
Baa2	1,320	Bunge Ltd. Finance Corp., Gtd. Notes, 5.875%, 05/15/13	1,337,815
Baa2	1,200	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 3.200%, 01/25/23(e)	1,201,514
Baa2	1,450	3.250%, 09/15/22(e)	1,445,812
Baa2	1,200	4.650%, 01/25/43	1,201,133
Ba1	3,600	Constellation Brands, Inc., Gtd. Notes, 4.625%, 03/01/23	3,667,500
B3	2,300	Cott Beverages, Inc., Gtd. Notes, 8.125%, 09/01/18	2,535,750
Ba2	1,750	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	2,001,563
B2	1,510	Dole Food Co., Inc., Sec’d. Notes, 13.875%, 03/15/14	1,625,138
Baa1	2,150	General Mills, Inc., Sr. Unsec’d. Notes, 4.150%, 02/15/43	2,155,784
B1	4,675	Ingles Markets, Inc., Sr. Unsec’d. Notes, 8.875%, 05/15/17	4,949,656

B1	500	JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 11.625%, 05/01/14 (original cost $574,375; purchased 01/30/12)(c)(d)	556,875
B1	2,580	Sr. Unsec’d. Notes, 144A, 7.250%, 06/01/21 (original cost $2,385,675; purchased 12/07/11 - 12/08/11)(c)(d)	2,679,975
B1	500	8.250%, 02/01/20 (original cost $492,845; purchased 01/25/12)(c)(d)(e)	537,500
Baa2	1,175	Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 5.000%, 06/04/42	1,275,338
Baa2	2,640	6.125%, 08/23/18	3,222,994
B1	2,270	Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A, 12.250%, 02/10/22	2,769,400
Baa2	930	Mondelez International, Inc., Sr. Unsec’d. Notes, 6.125%, 02/01/18	1,120,504
Baa1	1,390	SABMiller Holdings, Inc., Gtd. Notes, 144A, 3.750%, 01/15/22	1,476,283
B2	3,220	Stater Bros. Holdings, Inc., Gtd. Notes, 7.750%, 04/15/15	3,244,150
Caa1	2,210	SUPERVALU, Inc., Sr. Unsec’d. Notes, 7.500%, 11/15/14(e)	2,218,310
Baa3	5,005	Tyson Foods, Inc., Gtd. Notes, 6.600%, 04/01/16	5,751,190

			67,295,457

Gaming 0.4%

B3	1,030	Ameristar Casinos, Inc., Gtd. Notes, 7.500%, 04/15/21(e)	1,120,125
B2	1,550	Marina District Finance Co., Inc., Sr. Sec’d. Notes, 9.500%, 10/15/15(e)	1,577,125
B3	1,500	MGM Resorts International, Inc., Gtd. Notes, 6.750%, 04/01/13	1,511,066
B3	2,000	7.625%, 01/15/17(e)	2,192,500
B1	2,500	Pinnacle Entertainment, Inc., Gtd. Notes, 8.625%, 08/01/17(e)	2,675,000

B1	2,100	Yonkers Racing Corp., Sec’d. Notes, 144A, 11.375%, 07/15/16 (original cost $2,248,000; purchased 06/22/11 - 06/28/12)(c)(d)	2,268,000

			11,343,816

Healthcare & Pharmaceutical 1.8%

Baa1	1,600	AbbVie, Inc., Sr. Unsec’d. Notes, 144A, 4.400%, 11/06/42	1,606,795
Baa1	3,005	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	3,287,984
Baa1	2,985	5.375%, 05/15/43(e)	3,408,796
A1	1,375	AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes, 4.000%, 09/18/42	1,334,491
Baa2	1,900	Celgene Corp., Sr. Unsec’d. Notes, 1.900%, 08/15/17(e)	1,923,797
Ba3	2,600	Community Health Systems, Inc., Sr. Sec’d. Notes, 5.125%, 08/15/18(e)	2,736,500
Baa3	2,900	Express Scripts Holding Co., Gtd. Notes, 2.750%, 11/21/14	2,989,485
Baa1	3,330	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	4,053,156
A1	3,850	GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes, 2.850%, 05/08/22(h)	3,889,055
B3	4,925	HCA, Inc., Gtd. Notes, 8.000%, 10/01/18	5,737,625
B3	1,295	Sr. Unsec’d. Notes, 6.375%, 01/15/15	1,395,362
B3	1,500	7.190%, 11/15/15	1,665,000
B3	190	Sr. Unsec’d. Notes, MTN, 9.000%, 12/15/14	212,800
Baa2	325	Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes, 3.750%, 08/23/22(e)	335,977
Baa3	2,700	Life Technologies Corp., Sr. Unsec’d. Notes, 4.400%, 03/01/15	2,853,460
Baa2	1,000	McKesson Corp., Sr. Unsec’d. Notes, 6.500%, 02/15/14	1,061,001

Baa3	1,450	Mylan, Inc., Gtd. Notes, 144A, 6.000%, 11/15/18	1,582,969
Baa3	1,410	7.625%, 07/15/17(e)	1,577,976
A3	525	Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes, 2.950%, 12/18/22	519,880
A3	3,110	Teva Pharmaceutical Finance IV BV (Curacao), Gtd. Notes, 3.650%, 11/10/21(e)	3,273,253
B1	4,000	Valeant Pharmaceuticals International, Gtd. Notes, 144A, 6.500%, 07/15/16(e)	4,165,000
Baa3	1,200	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 4.625%, 10/01/42	1,200,124
Baa2	450	Zoetis, Inc., Sr. Unsec’d. Notes, 144A, 3.250%, 02/01/23	446,770
Baa2	4,505	4.700%, 02/01/43	4,552,857

			55,810,113

Healthcare Insurance 0.9%

Baa1	1,775	Aetna, Inc., Sr. Unsec’d. Notes, 4.125%, 11/15/42	1,696,002
Baa1	1,150	4.500%, 05/15/42	1,152,888
Baa1	1,910	6.000%, 06/15/16	2,209,454
Baa1	1,825	6.750%, 12/15/37	2,434,205
Baa2	965	CIGNA Corp., Sr. Unsec’d. Notes, 5.375%, 03/15/17	1,100,605
Baa2	2,225	5.375%, 02/15/42	2,484,455
Baa2	905	5.875%, 03/15/41	1,075,635
Baa3	500	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 5.450%, 06/15/21	585,739
Baa3	1,775	5.950%, 03/15/17	2,053,233
Baa3	2,100	6.125%, 01/15/15	2,285,291
A3	625	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 3.950%, 10/15/42(e)	587,086
A3	1,410	4.375%, 03/15/42	1,419,369
A3	1,725	4.625%, 11/15/41	1,797,628
A3	185	5.700%, 10/15/40	217,837
A3	130	5.800%, 03/15/36	153,828
A3	490	5.950%, 02/15/41	594,129
A3	1,000	6.000%, 06/15/17	1,191,033
A3	475	6.625%, 11/15/37	613,449

Baa2	660	WellPoint, Inc., Sr. Unsec’d. Notes, 4.625%, 05/15/42	653,786
Baa2	3,025	4.650%, 01/15/43(e)	3,017,132

			27,322,784

Insurance 2.4%

Baa1	240	Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes, 5.500%, 11/15/20	266,128
Baa1	890	7.500%, 08/01/16	1,056,017
A3	175	Allstate Corp. (The), Sr. Unsec’d. Notes, 5.200%, 01/15/42(e)	201,762
Baa1	625	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13	631,299
Baa1	280	4.875%, 06/01/22(e)	312,154
Baa1	200	5.050%, 10/01/15	219,444
Baa1	5,785	6.400%, 12/15/20(e)	7,082,662
Baa1	850	8.250%, 08/15/18	1,103,311
Baa1	4,560	Sr. Unsec’d. Notes, MTN, 5.850%, 01/16/18	5,328,629
Baa1	2,350	Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 5.750%, 12/01/14	2,515,163
Aa2	3,200	Berkshire Hathaway, Inc., Sr. Unsec’d. Notes, 4.500%, 02/11/43	3,169,504
A3	650	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)(e)	706,875
Baa1	525	Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 7.000%, 07/15/34	593,755
Baa3	1,200	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, 5.125%, 04/15/22(e)	1,355,640
Baa3	3,250	6.625%, 04/15/42	4,030,439
Baa2	1,325	Liberty Mutual Group, Inc., Gtd. Notes, 144A, 4.950%, 05/01/22	1,438,946
Baa2	350	5.000%, 06/01/21	380,098
Baa2	625	6.500%, 05/01/42	699,160
Baa2	1,190	Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	1,290,772

Ba1	940	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)	942,350
Baa2	865	Sr. Unsec’d. Notes, 4.200%, 03/15/22	921,247
Baa2	600	6.300%, 10/09/37	713,278
Baa2	2,510	7.000%, 06/15/40	3,247,516
Baa2	800	8.750%, 07/01/19	1,068,324
Baa2	2,750	Markel Corp., Sr. Unsec’d. Notes, 4.900%, 07/01/22	2,968,064
Baa2	6,680	7.125%, 09/30/19	8,144,670
A1	1,645	Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A, 5.375%, 12/01/41	1,857,583
A1	550	8.875%, 06/01/39(e)	847,353
Baa2	759	MetLife Capital Trust IV, Jr. Sub. Notes, 144A, 7.875%, 12/15/37	941,160
A3	2,700	MetLife, Inc., Sr. Unsec’d. Notes, 4.125%, 08/13/42	2,576,197
A3	2,750	7.717%, 02/15/19	3,590,843
A2	1,525	Nippon Life Insurance Co. (Japan), Sub. Notes, 144A, 5.000%, 10/18/42(a)	1,555,334
Aa2	190	Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A, 6.063%, 03/30/40	239,276
Baa1	360	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.375%, 04/30/20	413,599
A3	3,100	Principal Financial Group, Inc., Gtd. Notes, 4.350%, 05/15/43	3,041,450
A3	275	4.625%, 09/15/42	277,696
A2	365	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	396,025
A1	3,275	Swiss Re Treasury (US) Corp., Gtd. Notes, 144A, 4.250%, 12/06/42	3,186,228
Aa2	830	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	1,109,341
Baa2	225	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	256,777
Baa3	630	Willis Group Holdings PLC (Ireland), Gtd. Notes, 4.125%, 03/15/16	671,079

Baa2	2,675	WR Berkley Corp., Sr. Unsec’d. Notes, 4.625%, 03/15/22	2,846,700
Baa2	735	5.375%, 09/15/20	827,140
Ba1	260	XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E, 6.500%, 12/31/49(a)(e)	249,925
Baa2	25	Sr. Unsec’d. Notes, 5.250%, 09/15/14	26,508

			75,297,421

Lodging 0.7%

A3	3,025	Carnival Corp. (Panama), Gtd. Notes, 1.200%, 02/05/16	3,024,365
B2	1,283	FelCor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	1,457,809
Baa2	5,055	Marriott International, Inc., Sr. Unsec’d. Notes, 3.000%, 03/01/19	5,249,072
Baa2	4,840	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 7.150%, 12/01/19	6,076,702
Baa3	5,015	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 4.250%, 03/01/22	5,188,584
Baa3	980	5.625%, 03/01/21	1,086,411
Baa3	975	5.750%, 02/01/18	1,108,440

			23,191,383

Media & Entertainment 1.7%

Baa1	90	British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A, 6.100%, 02/15/18	107,035
Baa2	1,950	CBS Corp., Gtd. Notes, 1.950%, 07/01/17(c)	1,982,079
Baa2	225	4.850%, 07/01/42(c)	222,763
Baa2	1,660	5.900%, 10/15/40(c)	1,838,795
Baa2	2,128	8.875%, 05/15/19(c)	2,862,692
B2	5,935	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 9.125%, 08/01/18	6,647,200
B1	803	Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A, 6.500%, 11/15/22(e)	847,165
B1	2,172	6.500%, 11/15/22	2,313,180
Baa2	625	Discovery Communications LLC, Gtd. Notes, 4.950%, 05/15/42	633,299

Baa2		1,025	Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A, 5.307%, 05/11/22	1,135,188
Baa2		483	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	598,975
Caa3		750	Intelsat Luxembourg SA (Luxembourg) (Bermuda), Gtd. Notes, 11.250%, 02/04/17	795,000
Ba2		3,000	Lamar Media Corp., Gtd. Notes, 9.750%, 04/01/14	3,270,000
B3		1,300	Liberty Interactive LLC, Sr. Unsec’d. Notes, 5.700%, 05/15/13	1,313,000
Baa2		600	NBCUniversal Media LLC, Sr. Unsec’d. Notes, 4.375%, 04/01/21	660,869
Baa2		1,455	5.950%, 04/01/41(e)	1,708,276
Baa1		1,075	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	1,274,924
Baa1		2,185	6.150%, 02/15/41(e)	2,662,418
Baa1		160	6.900%, 08/15/39	207,393
Baa1		550	7.625%, 11/30/28	718,262
Baa1		3,370	8.250%, 08/10/18	4,441,303
B2		1,000	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 11.625%, 02/01/14	1,097,500
Ba3		2,400	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	2,448,000
Ba3		1,800	8.600%, 08/15/16	1,980,000
Caa1		900	SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes, 11.125%, 06/01/18	1,008,000
Baa2		720	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 01/15/28	912,655
Baa2		775	Time Warner, Inc., Gtd. Notes, 4.900%, 06/15/42	789,058
Baa2		2,590	6.250%, 03/29/41	3,105,423
B1	EUR	1,000	TVN Finance Corp. II AB (Sweden), Gtd. Notes, RegS, 10.750%, 11/15/17	1,469,809

Baa1	315	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	332,727
Baa1	1,851	4.500%, 02/27/42	1,763,294
Baa1	1,064	Sr. Unsec’d. Notes, 144A, 4.375%, 03/15/43	1,001,409

			52,147,691

Metals 1.5%

Ba1	3,100	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 4.250%, 08/05/15	3,192,665
Ba1	3,300	6.125%, 06/01/18(e)	3,523,384
B1	3,760	Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS, 12.500%, 07/08/15	4,042,000
B1	1,400	Bumi Capital Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS, 12.000%, 11/10/16	1,291,500
B1	2,500	FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A, 6.000%, 04/01/17	2,568,750
B1	1,300	Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS, 9.750%, 11/05/16	1,423,500
Baa1	860	Newmont Mining Corp., Gtd. Notes, 4.875%, 03/15/42	854,792
Baa1	1,245	6.250%, 10/01/39	1,471,876
B2	1,450	Novelis, Inc. (Canada), Gtd. Notes, 8.375%, 12/15/17(e)	1,602,250
Ba1	3,625	Peabody Energy Corp., Gtd. Notes, 6.000%, 11/15/18	3,797,188
Ba1	835	PT Adaro Indonesia Tbk (Indonesia), Gtd. Notes, RegS, 7.625%, 10/22/19	918,500
B1	3,025	Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Sr. Sec’d. Notes, 144A, 7.750%, 04/27/17	3,237,506
A3	1,100	Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes, 8.950%, 05/01/14	1,211,000
Baa2	1,400	Southern Copper Corp., Sr. Unsec’d. Notes, 6.750%, 04/16/40	1,637,769
Baa2	2,055	7.500%, 07/27/35	2,570,986

Baa2	1,075	Teck Resources Ltd. (Canada), Gtd. Notes, 5.200%, 03/01/42	1,067,938
Baa2	980	6.250%, 07/15/41	1,104,362
Baa2	3,975	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 1.800%, 10/23/15	4,007,198
Baa2	4,200	2.450%, 10/25/17	4,235,104
Baa2	1,375	2.850%, 11/10/14	1,412,760

			45,171,028

Non-Captive Finance 1.4%

Baa2	2,800	Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A, 3.750%, 11/16/22	2,697,800
Ba3	1,500	CIT Group, Inc., Sr. Unsec’d. Notes, 144A, 4.750%, 02/15/15(e)	1,575,000
A1	4,900	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN, 2.300%, 04/27/17(h)	5,047,338
A1	3,384	5.875%, 01/14/38(g)	3,956,596
A1	2,300	Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19	2,781,793
A1	4,160	6.875%, 01/10/39(g)	5,466,918
A2	545	Sub. Notes, 5.300%, 02/11/21(e)	619,788
Baa2	900	HSBC Finance Capital Trust IX, Gtd. Notes, 5.911%, 11/30/35(a)	913,500
Baa2	145	HSBC Finance Corp., Sr. Sub. Notes, 6.676%, 01/15/21	172,540
Ba2	1,275	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14	1,361,062
Ba3	575	Sr. Unsec’d. Notes, 5.750%, 05/15/16	618,591
Ba3	700	6.250%, 05/15/19	773,500
Ba3	1,000	8.625%, 09/15/15(e)	1,136,250
Ba3	1,000	Sr. Unsec’d. Notes, Ser. G, MTN, 6.375%, 03/25/13	1,005,430
Ba2	1,750	Nelnet, Inc., Jr. Sub. Notes, 3.686%, 09/29/36(a)	1,360,625
Aa2	429	Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A, 1.030%, 07/03/33(a)(c)	334,908
Baa3	2,950	Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 5.875%, 09/25/22(e)	3,112,250

Ba1		630	SLM Corp., Sr. Notes, MTN, 6.250%, 01/25/16	693,193
Ba1		1,750	Sr. Unsec’d. Notes, MTN, 3.875%, 09/10/15	1,820,648
Ba1		1,450	5.050%, 11/14/14	1,522,541
Ba1		650	6.000%, 01/25/17	718,296
Ba1		1,035	8.000%, 03/25/20	1,198,012
Ba1		1,100	8.450%, 06/15/18	1,310,494
Ba1		1,800	Sr. Unsec’d. Notes, Ser. A, MTN, 5.000%, 04/15/15	1,906,940
Caa1		1,700	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN, 6.900%, 12/15/17(e)	1,619,675

				43,723,688

Packaging 0.1%

Ba2	EUR	730	Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A, 7.375%, 07/15/21	1,124,998
Ba2		1,225	Greif, Inc., Sr. Unsec’d. Notes, 7.750%, 08/01/19	1,421,000

				2,545,998

Paper 0.6%

Baa2		3,697	Georgia-Pacific LLC, Sr. Unsec’d. Notes, 7.375%, 12/01/25 (original cost $5,036,312; purchased 12/20/12)(c)(d)	4,994,540
Baa3		2,290	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	2,632,925
Baa3		1,075	7.300%, 11/15/39	1,398,454
Baa3		800	7.950%, 06/15/18	1,027,558
Baa3		2,225	9.375%, 05/15/19(e)	3,036,771
Baa3		1,650	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19(e)	2,066,229
Ba1		975	Rock-Tenn Co., Gtd. Notes, 144A, 4.000%, 03/01/23	972,177
Ba1		1,140	Sr. Unsec’d. Notes, 144A, 4.450%, 03/01/19(e)	1,218,831
Ba1		1,700	4.900%, 03/01/22	1,810,741

				19,158,226

Pipelines & Other 1.0%

Ba2		2,480	Amerigas Finance LLC/Amerigas Finance Corp., Gtd. Notes, 7.000%, 05/20/22	2,715,600

Baa2	1,130	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 5.850%, 01/15/41	1,378,642
Baa3	510	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	549,522
Baa3	2,200	5.150%, 02/01/43	2,178,678
Baa2	2,900	Enterprise Products Operating LLC, Gtd. Notes, 4.850%, 08/15/42(e)	2,925,268
Baa2	2,150	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 3.950%, 09/01/22(e)	2,242,944
Baa2	5,000	5.000%, 08/15/42	5,042,830
Baa2	520	7.300%, 08/15/33	664,210
Baa2	1,600	Magellan Midstream Partners LP, Sr. Unsec’d. Notes, 4.200%, 12/01/42	1,495,581
Baa3	355	NiSource Finance Corp., Gtd. Notes, 5.450%, 09/15/20	414,437
Baa2	1,250	ONEOK Partners LP, Gtd. Notes, 2.000%, 10/01/17	1,259,873
Baa1	2,060	Sempra Energy, Sr. Unsec’d. Notes, 2.300%, 04/01/17	2,125,123
Baa1	750	6.500%, 06/01/16	876,282
Baa3	1,950	Sunoco Logistics Partners Operations LP, Gtd. Notes, 4.950%, 01/15/43	1,909,943
Baa1	1,500	Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 4.450%, 08/01/42	1,496,568
Baa3	700	Western Gas Partners LP, Sr. Unsec’d. Notes, 4.000%, 07/01/22	723,849
Baa2	1,475	Williams Partners LP, Sr. Unsec’d. Notes, 4.000%, 11/15/21	1,549,051

			29,548,401

Railroads 0.3%

Ba3	2,275	Brunswick Rail Finance Ltd. (Ireland), Gtd. Notes, 144A, 6.500%, 11/01/17(e)	2,431,406
A3	3,425	Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes, 4.375%, 09/01/42	3,442,324
Baa2	625	CSX Corp., Sr. Unsec’d. Notes, 4.100%, 03/15/44	587,931

Baa1	1,800	Union Pacific Corp., Sr. Unsec’d. Notes, 6.250%, 05/01/34	2,266,783

			8,728,444

Real Estate Investment Trusts 0.7%

B1	4,000	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes, 7.750%, 02/15/19(e)	4,290,000
Baa2	1,100	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	1,171,129
Baa2	1,225	Mack-Cali Realty LP, Sr. Unsec’d. Notes, 2.500%, 12/15/17(e)	1,235,890
Baa2	700	4.600%, 06/15/13	709,411
Baa1	1,830	Realty Income Corp., Sr. Unsec’d. Notes, 5.500%, 11/15/15	2,038,453
A3	6,250	Simon Property Group LP, Sr. Unsec’d. Notes, 144A, 1.500%, 02/01/18(e)	6,186,800
A3	245	Sr. Unsec’d. Notes, 2.800%, 01/30/17	257,977
A3	350	3.375%, 03/15/22(e)	364,719
A3	260	4.200%, 02/01/15(e)	275,750
A3	3,065	6.125%, 05/30/18	3,723,718
A3	340	6.750%, 05/15/14	360,847
A3	600	10.350%, 04/01/19(e)	864,499
A2	1,450	WEA Finance LLC/WT Finance Australia Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15	1,611,536

			23,090,729

Retailers 1.1%

Baa2	1,320	AutoZone, Inc., Sr. Unsec’d. Notes, 3.700%, 04/15/22(e)	1,362,148
Baa2	2,690	CVS Caremark Corp., Sr. Unsec’d. Notes, 5.750%, 05/15/41(e)	3,257,168
Baa2	1,395	6.125%, 09/15/39	1,753,662
Baa2	1,572	6.250%, 06/01/27	2,035,927
Baa1	3,000	Kohl’s Corp., Sr. Unsec’d. Notes, 3.250%, 02/01/23(e)	2,815,023
Ba1	5,325	Limited Brands, Inc., Gtd. Notes, 5.625%, 02/15/22	5,724,375
A3	1,250	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 4.650%, 04/15/42	1,310,214

Baa3	475	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22(e)	491,686
Baa3	3,050	4.300%, 02/15/43(e)	2,802,407
Baa1	250	Nordstrom, Inc., Sr. Unsec’d. Notes, 4.000%, 10/15/21(e)	274,690
Ba2	2,700	QVC, Inc., Sr. Sec’d. Notes, 144A, 7.500%, 10/01/19	2,983,986
B2	2,950	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 8.500%, 05/15/16	3,119,625
A2	1,600	Target Corp., Sr. Unsec’d. Notes, 7.000%, 01/15/38	2,265,070
Baa1	2,925	Walgreen Co., Sr. Unsec’d. Notes, 1.800%, 09/15/17(e)	2,932,465
Aa2	525	Wal-Mart Stores, Inc., Sr. Unsec’d. Notes, 5.625%, 04/15/41	658,669

			33,787,115

Technology 1.6%

Baa2	950	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	1,012,083
Baa3	275	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	284,927
Caa2	3,300	Avaya, Inc., Gtd. Notes, 10.125%, 11/01/15	3,143,250
Caa1	7,296	CDW LLC/CDW Finance Corp., Gtd. Notes, 12.535%, 10/12/17	7,806,720
B3	3,700	CommScope, Inc., Gtd. Notes, 144A, 8.250%, 01/15/19 (original cost $3,783,125; purchased 09/29/11 - 05/15/12)(c)(d)(e)	4,042,250
Caa1	2,000	First Data Corp., Gtd. Notes, PIK, 10.550%, 09/24/15	2,061,250
Baa2	150	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	158,088
Baa2	5,305	3.125%, 06/15/16	5,594,701
Baa1	1,930	Hewlett-Packard Co., Sr. Unsec’d. Notes, 3.300%, 12/09/16	1,985,931

B3	2,800	Interactive Data Corp., Gtd. Notes, 10.250%, 08/01/18	3,171,000
Ba1	2,900	Jabil Circuit, Inc., Sr. Unsec’d. Notes, 4.700%, 09/15/22(e)	2,972,500
Ba1	1,050	Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 6.875%, 05/01/20	1,139,250
Ba1	2,500	Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes, 6.800%, 10/01/16	2,812,500
Baa3	968	Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 05/01/14	1,035,760
Ba1	4,000	STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A, 7.500%, 08/12/15	4,235,000
Ba1	1,250	Gtd. Notes, RegS, 7.500%, 08/12/15	1,323,438
Caa1	1,150	SunGard Data Systems, Inc., Gtd. Notes, 7.625%, 11/15/20(e)	1,253,500
B2	3,500	TransUnion LLC/TransUnion Financing Corp., Gtd. Notes, 11.375%, 06/15/18	4,046,875
Baa2	1,100	Xerox Corp., Sr. Unsec’d. Notes, 2.950%, 03/15/17(e)	1,116,535
Baa2	1,050	4.250%, 02/15/15	1,105,727
Baa2	540	8.250%, 05/15/14	586,229

			50,887,514

Telecommunications 2.2%

A2	285	America Movil SAB de CV (Mexico), Gtd. Notes, 6.125%, 03/30/40	353,831
A2	4,575	Sr. Unsec’d. Notes, 3.125%, 07/16/22	4,545,317
A3	910	AT&T, Inc., Sr. Unsec’d. Notes, 144A, 4.300%, 12/15/42(e)	863,890
A3	3,700	Sr. Unsec’d. Notes, 5.350%, 09/01/40	4,054,838
A3	3,250	6.550%, 02/15/39	4,087,805
Baa2	825	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 2.000%, 06/22/15	845,339
Baa2	3,460	9.625%, 12/15/30	5,382,916

A2	470	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 8.500%, 11/15/18	637,053
Baa3	1,710	CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. P, 7.600%, 09/15/39(e)	1,746,514
Caa1	2,450	Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A, 8.250%, 09/30/20	2,731,750
B1	2,717	Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A, 12.000%, 04/01/14	2,927,567
B3	2,550	Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A, 11.625%, 01/31/20(e)	3,002,625
Baa3	2,890	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 06/01/16 (original cost $3,266,830; purchased 05/04/11-5/11/11(c)(d)	3,359,287
Baa3	1,890	7.995%, 06/01/36 (original cost $2,040,482; purchased 08/17/12)(c)(d)	2,077,911
B2	1,250	MetroPCS Wireless, Inc., Gtd. Notes, 7.875%, 09/01/18(e)	1,353,125
Baa3	1,250	Qwest Corp., Sr. Unsec’d. Notes, 3.558%, 06/15/13(a)(e)	1,257,636
Baa3	1,610	7.500%, 10/01/14	1,768,445
A3	3,800	SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN, 2.125%, 05/01/18	3,811,780
B3	2,000	Sprint Nextel Corp., Sr. Unsec’d. Notes, 6.000%, 12/01/16(e)	2,155,000
B3	3,450	7.000%, 08/15/20(e)	3,734,625
Baa2	1,600	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 4.950%, 09/30/14	1,676,051
A3	2,050	Verizon Communications, Inc., Sr. Unsec’d. Notes, 3.850%, 11/01/42	1,875,330
A3	525	4.750%, 11/01/41	553,534
A3	930	6.000%, 04/01/41	1,154,143
A3	600	6.400%, 02/15/38	762,286
A3	2,210	7.350%, 04/01/39(e)	3,092,950

Ba3		200	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A, 9.125%, 04/30/18(c)	237,500
Ba3		1,250	Unsec’d. Notes, 144A, 7.748%, 02/02/21(c)	1,431,250
B3	EUR	1,400	Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, RegS, 11.750%, 07/15/17	2,014,963
B3		350	Sec’d. Notes, 144A, 11.750%, 07/15/17(e)	376,250
B3	EUR	1,900	11.750%, 07/15/17	2,734,592

				66,606,103

Textiles, Apparel & Luxury Goods 0.1%

Ba3		3,121	PVH Corp., Sr. Unsec’d. Notes, 7.375%, 05/15/20(e)	3,530,631

Tobacco 0.7%

Baa1		3,800	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	6,194,475
Baa1		940	10.200%, 02/06/39	1,569,605
Baa2		2,075	Lorillard Tobacco Co., Gtd. Notes, 2.300%, 08/21/17	2,091,810
Baa2		340	3.500%, 08/04/16	360,052
Baa2		305	8.125%, 06/23/19	388,822
A2		3,210	Philip Morris International, Inc., Sr. Unsec’d. Notes, 4.375%, 11/15/41	3,295,524
Baa2		5,000	Reynolds American, Inc., Gtd. Notes, 3.250%, 11/01/22	4,948,320
Baa2		2,375	6.750%, 06/15/17(e)	2,864,573

				21,713,181

			Total Corporate Bonds	1,293,223,342

FOREIGN AGENCIES 3.0%

Aa3		100	China Development Bank Corp. (China), Sr. Unsec’d. Notes, 5.000%, 10/15/15	110,016
Aa3		1,190	Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes, 3.750%, 01/15/16	1,255,194
Baa3		2,000	DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN, RegS, 6.850%, 07/02/37	2,300,000

Baa3	1,720	Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, MTN, RegS, 6.375%, 10/21/16	1,939,300
Ba1	625	Export Credit Bank of Turkey (Turkey), Unsec’d. Notes, 144A, 5.375%, 11/04/16(e)	673,438
Aa3	1,800	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 4.125%, 09/09/15	1,933,602
Aa3	220	5.875%, 01/14/15	239,634
Baa1	1,600	GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 4.950%, 05/23/16	1,711,008
NR	806	Gazprom International SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 7.201%, 02/01/20	914,926
Baa1	2,547	Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 6.510%, 03/07/22	2,967,255
Baa1	1,000	9.250%, 04/23/19	1,303,750
Aa3	1,245	IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN, 5.500%, 03/01/22	1,444,200
Baa3	3,565	KazMunayGas National Co. (Kazakhstan), Gtd. Notes, 144A, MTN, 9.125%, 07/02/18	4,604,197
Baa3	2,650	Sr. Unsec’d. Notes, 144A, MTN, 11.750%, 01/23/15	3,107,125
Aa3	6,790	Korea Development Bank (South Korea), Sr. Unsec’d. Notes, 3.500%, 08/22/17	7,272,728
Aa3	2,825	3.875%, 05/04/17	3,056,127
A1	620	Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN, 4.500%, 03/23/15	661,466
Aa3	1,550	Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes, 4.625%, 11/16/21	1,723,490
A1	4,075	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 3.000%, 09/19/22	3,973,178
A1	2,125	4.750%, 07/13/21	2,361,051
A1	1,320	6.250%, 06/17/14	1,408,946
A1	1,000	Sr. Unsec’d. Notes, RegS, 4.750%, 07/13/21	1,111,083
A1	3,400	6.250%, 06/17/14	3,629,102

Baa3		1,870	Majapahit Holding BV (Netherlands), Gtd. Notes, RegS, 7.750%, 10/17/16	2,192,575
A1		850	National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN, 3.500%, 02/08/17	895,115
A3		2,675	Petrobras International Finance Co. - PifCo. (Cayman Islands), Gtd. Notes, 5.375%, 01/27/21(e)	2,930,778
NR		7,245	Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014, 4.900%, 10/28/14	6,918,975
Baa1		2,675	Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, 3.500%, 01/30/23	2,621,500
Baa1		1,925	Gtd. Notes, 4.875%, 01/24/22(e)	2,119,906
Baa1		4,300	5.500%, 01/21/21(e)	4,934,250
Baa1		3,100	5.500%, 06/27/44	3,185,250
Baa1		2,055	8.000%, 05/03/19	2,630,400
Ba1		3,100	Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS, 7.390%, 12/02/24	4,239,250
Baa2		2,400	State Bank of India (India), Sr. Unsec’d. Notes, 144A 4.125%, 08/01/17	2,480,760
Baa2	EUR	3,416	Sr. Unsec’d. Notes, MTN, RegS, 4.500%, 11/30/15	4,858,532
Baa1		2,075	VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 6.875%, 05/29/18	2,308,437

			Total Foreign Agencies	92,016,544

MORTGAGE BACKED SECURITIES 3.9%
		3	Federal Home Loan Mortgage Corp., 2.533%, 07/01/30(a)	3,195
		5,180	4.500%, 09/01/39 - 10/01/39	5,511,469
		1,333	5.000%, 01/01/39 - 07/01/40	1,446,143
		967	5.500%, 10/01/33 - 07/01/34	1,091,324
		792	6.000%, 10/01/32 - 12/01/36	882,751
		282	6.500%, 07/01/32 - 11/01/33	319,202
		131	7.000%, 09/01/32	153,388
		24	8.500%, 08/01/24 - 11/01/24	29,081

	89		Federal National Mortgage Association, 1.572%, 09/01/40(a)	91,969
	16		2.361%, 09/01/31(a)	17,311
	2,500		2.500%, TBA 15 YR	2,583,594
	2,500		3.000%, TBA 30 YR	2,581,641
	39		3.183%, 05/01/36(a)	40,450
	7,000		4.000%, TBA 30 YR	7,433,125
	9,500		4.000%, TBA 30 YR	10,096,719
	25		4.500%, 08/01/33	26,752
	17		4.501%, 01/01/28(a)	17,863
	4,560		5.000%, 10/01/17 - 03/01/34	4,942,750
	2,000		5.000%, TBA 30 YR	2,159,062
	8,966		5.500%, 03/01/16 - 03/01/35	9,839,575
	2,908		6.000%, 12/01/16 - 06/01/37	3,226,308
	1,339		6.500%, 12/01/17 - 11/01/33	1,495,684
	104		7.000%, 03/01/32 - 06/01/32	123,854
	10		Government National Mortgage Association, 1.625%, 11/20/29(a)	10,346
	56		1.750%, 05/20/30(a)	58,631
	4,000		3.000%, TBA 30 YR	4,173,750
	15,000		4.000%, TBA 30 YR	16,192,968
	12,509		4.500%, 02/20/41	13,751,295
	22,000		4.500%, TBA 30 YR	23,942,186
	4,515		5.000%, 08/20/39	4,933,977
	23		5.500%, 08/15/33	25,346
	1,000		5.500%, TBA 30 YR	1,093,281
	173		6.000%, 01/15/33 - 12/15/33	196,871
	759		6.500%, 09/15/32 - 07/15/38	880,916
	928(f	)	8.000%, 08/20/31	1,085
	756(f	)	8.500%, 06/15/30	894

			Total Mortgage Backed Securities	119,374,756

MUNICIPAL BONDS 1.4%

California 0.5%

Aa3	3,755		Bay Area Toll Authority, BABs, Taxable, Revenue Bonds, 6.263%, 04/01/49	5,058,285
A1	525		6.907%, 10/01/50	740,775
Aa1	1,130		California Institute of Technology, 4.700%, 11/01/2111	1,163,209
Aa3	2,280		Los Angeles Department of Water & Power, BABs, Taxable, Revenue Bonds, 5.716%, 07/01/39	2,762,083
A1	835		State of California, BABs, GO, 7.300%, 10/01/39	1,164,625
A1	275		7.625%, 03/01/40	400,818
A1	920		State of California, BABs, Taxable, Revenue Bonds, GO, 7.600%, 11/01/40	1,367,396

A1	1,600	State of California, BABs, Taxable, Var. Purp., GO, 7.550%, 04/01/39	2,310,624
Aa1	500	University of California, BABs, Revenue Bonds, 5.770%, 05/15/43	598,140

			15,565,955

Colorado

Aa2	475	Regional Transportation Dist. Colo. Sales Tax Rev., BABs, Ser. B, 5.844%, 11/01/50	628,848

Illinois 0.2%

A2	3,170	Chicago O’Hare International Airport, BABs, Revenue Bonds, 6.395%, 01/01/40	4,054,779
A2	1,910	State of Illinois, Taxable, GO, 4.421%, 01/01/15	2,017,972

			6,072,751

New Jersey 0.3%

A3	725	New Jersey State Turnpike Authority, BABs, Taxable, Issuer Subsidy, Revenue Bonds, Ser. A, 7.102%, 01/01/41	1,018,719
A3	2,250	Ser. F, 7.414%, 01/01/40	3,267,067
Aa3	1,600	Port Authority of New York & New Jersey Consolidated Bonds, 174th Series, 4.458%, 10/01/62	1,563,936
Aa2	1,350	Rutgers, State University of New Jersey (The), BABs, Taxable, Ser. H, GO, 5.665%, 05/01/40	1,655,681

			7,505,403

New York 0.2%

Aa3	675	Memorial Sloan-Kettering Cancer Center, 4.125%, 07/01/52	641,594
Aa2	3,300	New York City Municipal Water Finance Authority, BABs, Taxable, Ser. CC, 5.882%, 06/15/44	4,304,421

			4,946,015

Ohio 0.1%

Aa1	2,810	Ohio State University (The), BABs, Taxable, Ser. A, 4.800%, 06/01/2111	3,027,943
Aa1	295	Ser. C, 4.910%, 06/01/40	335,840
Aaa	375	Ohio State Water Development Authority, BABs, Taxable, Revenue Bonds, 4.879%, 12/01/34	423,855

			3,787,638

Oregon

Aa2		235	Oregon State Department of Transportation, BABs, Taxable, Subordinated Lien, Revenue Bonds, Ser. A, 5.834%, 11/15/34	298,871

Pennsylvania 0.1%

Aa3		400	Pennsylvania State Turnpike Commission, BABs, Ser. A, 6.105%, 12/01/39	495,564
Aa3		1,155	Ser. B, 5.511%, 12/01/45	1,351,997

				1,847,561

Tennessee

Aa2		550	Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Subordinated, Revenue Bonds, Ser. B, 6.731%, 07/01/43	680,278

Texas

Aa1		980	San Antonio Taxable Electric & Gas Rev., Taxable, Ser. 2012, 4.427%, 02/01/42	1,033,038
Aaa		200	Texas State Transportation Commission, BABs, Taxable, First Tier, Revenue Bonds, Ser. B, 5.028%, 04/01/26	238,548

				1,271,586

			Total Municipal Bonds	42,604,906

SOVEREIGNS 5.1%

NR		3,555	Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN, 2.750%, 03/05/15	3,698,423
NR		1,000	Sr. Unsec’d. Notes, Ser. E, 144A, MTN, 2.875%, 09/15/14	1,033,168
Baa2	EUR	1,400	Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes, 7.375%, 02/03/15	2,138,522
Baa2	EUR	4,100	Unsec’d. Notes, 11.000%, 06/26/17	7,790,384
Baa2	EUR	200	Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, 4.250%, 07/09/17	298,035
Baa2		1,700	Sr. Unsec’d. Notes, RegS, 8.250%, 01/15/15	1,921,000

Baa3		4,000	Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, 4.875%, 05/05/21	4,520,000
Baa3		1,400	7.250%, 04/20/15	1,557,500
Ba1	EUR	4,320	Ireland Government Bond (Ireland), Sr. Unsub. Notes, 4.400%, 06/18/19	6,046,909
Ba1	EUR	6,280	Unsec’d. Notes, 4.500%, 04/18/20	8,773,872
Baa2	EUR	4,015	Italy Buoni Poliennali del Tesoro (Italy), Bonds 4.750%, 05/01/17	5,843,837
Baa2	EUR	7,610	6.500%, 11/01/27	12,295,984
Baa2	JPY	175,000	Italy Government International Bond (Italy), Sr. Unsec’d. Notes 3.450%, 03/24/17	1,881,645
Baa2	JPY	135,000	4.500%, 06/08/15	1,515,085
Baa2	EUR	1,280	Ser. E, MTN, RegS, 5.750%, 07/25/16	1,905,201
BBB+(b)		2,725	Sr. Unsec’d. Notes, RegS, 4.375%, 06/15/13	2,757,427
Aa3		1,000	Kingdom of Belgium (Belgium), Notes, 144A, 8.875%, 12/01/24	1,487,450
Baa1	ITL	5,000,000	Mexico Government International Bond (Mexico), Notes, Ser. G, MTN, 7.375%, 04/08/13	3,541,267
Baa1		3,040	Sr. Unsec’d. Notes, MTN, 4.750%, 03/08/44	3,196,560
Baa1	EUR	1,100	Sr. Unsec’d. Notes, Ser. G, MTN, 4.250%, 06/16/15	1,611,563
Baa1	EUR	6,270	4.250%, 07/14/17	9,424,283
Baa1	EUR	2,420	5.500%, 02/17/20	3,938,427
Baa1	ITL	750,000	11.000%, 05/08/17	717,895
Baa2		290	Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 2.060%, 05/31/18(i)	260,947
Baa2	EUR	4,738	Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS, 7.500%, 10/14/14	7,159,527
Ba1	EUR	2,320	Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes, 6.250%, 03/15/16	3,583,212
A2		1,045	Poland Government International Bond (Poland), Sr. Unsec’d. Notes, 3.000%, 03/17/23	1,011,038

Ba3	EUR	700	Portugal Obrigacoes Do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 3.850%, 04/15/21	811,437
Ba3	EUR	920	4.100%, 04/15/37	897,902
Ba3	EUR	3,000	4.450%, 06/15/18	3,882,334
Ba3	EUR	5,120	4.750%, 06/14/19	6,564,673
Ba3	EUR	1,550	4.800%, 06/15/20	1,950,455
Aa3		2,280	Republic of Korea (South Korea), Sr. Unsec’d. Notes, 7.125%, 04/16/19	2,940,562
BB(b)		200	Republic of Portugal, Sr. Unsec’d. Notes, MTN, RegS, 3.500%, 03/25/15	198,500
Baa3	EUR	800	Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS, 5.000%, 03/18/15	1,140,002
Baa1		4,200	Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A, 3.250%, 04/04/17	4,452,000
Baa1	EUR	1,250	South Africa Government Bond (South Africa), Unsec’d. Notes, Ser. E, MTN, 4.500%, 04/05/16	1,848,294
Baa3	EUR	8,780	Spain Government Bond (Spain), Sr. Unsec’d. Notes, 4.250%, 10/31/16	12,250,442
Baa3		5,150	Sr. Unsec’d. Notes, Ser. E, MTN, 3.625%, 06/17/13	5,160,712
Baa3	EUR	800	Sr. Unsub. Notes, 4.700%, 07/30/41	926,796
Baa3	EUR	2,925	5.850%, 01/31/22	4,206,338
Ba1	TRY	5,800	Turkey Government International Bond (Turkey), Bonds, 5.740%, 07/17/13(i)	3,214,692
Ba1		1,500	Sr. Unsec’d. Notes, 6.750%, 04/03/18	1,788,750
Ba1		2,830	7.000%, 06/05/20	3,551,650
Ba1		1,600	8.000%, 02/14/34	2,316,000

			Total Sovereigns	158,010,700

U.S. GOVERNMENT TREASURY SECURITIES 14.2%

		14,730	U.S. Treasury Bonds, 0.875%, 03/07/18	14,628,658
		4,230	2.750%, 08/15/42	3,895,568
		22,510	6.125%, 11/15/27	32,512,881
		11,000	7.250%, 08/15/22	16,237,892
		9,560	11.250%, 02/15/15	11,684,863

	31,260	U.S. Treasury Notes, 0.125%, 12/31/14	31,179,412
	19,541	0.750%, 12/31/17(e)	19,435,654
	123,360	0.875%, 01/31/18	123,321,512
	24,875	1.000%, 03/31/17	25,193,698
	6,445	1.125%, 12/31/19(e)	6,343,794
	10,000	1.375%, 01/31/20	9,993,750
	80,720	1.625%, 11/15/22(e)	78,147,050
	12,080	3.125%, 01/31/17	13,261,569
	28,800	3.500%, 02/15/18	32,519,261
	3,700	U.S. Treasury Strip Coupon, 2.230%, 02/15/25((j)	2,736,797
	20,685	2.920%, 02/15/27(e)(g)(j)	14,000,808

		Total U.S. Government Treasury Securities	435,093,167

Shares

PREFERRED STOCK

Banking

22,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)		612,920

		Total long-term investments (cost $2,920,859,950)	3,018,503,278

SHORT-TERM INVESTMENTS 17.8%

AFFILIATED MUTUAL FUNDS

2,872,811	Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $28,455,935)(l)		26,717,145
520,991,393	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $520,991,393; includes $397,112,042 of cash collateral received for securities on loan)(l)(m)		520,991,393

	Total Affiliated Mutual Funds (cost $549,447,328)		547,708,538

	Total Investments 115.9% (cost $3,470,307,278)(n)		3,566,211,816
	Liabilities in excess of other assets(o) (15.9%)		(490,459,945)

	Net Assets 100.0%		$3,075,751,871

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset Backed Security

ARM—Adjustable Rate Mortgage

AUD—Australian Dollar

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Rate

BRL—Brazilian Real

BROIS—Brazil Interbank Deposit Rate

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CHF—Swiss Franc

CHIBNOM—Chile Central Bank Daily Midday Interbank Rate Nominal

CLO—Collateralized Loan Obligation

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

EUR—Euro

EURIBOR—Euro Interbank Offered Rate

GBP—British Pound

GO—General Obligation

I/O—Interest Only

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

LIBOR—London Interbank Offered Rate

MEXIBOR—Mexico Interbank Offered Rate

MTN—Medium Term Note

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NR—Not Rated

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PIK—Payment-in-Kind

PLN—Polish Zloty

RUB—Russian Rouble

RON—Romanian New Leu

SEK—Swedish Krona

SGD—Singapore Dollar

TBA—To Be Announced

THB—Thai Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

ZAR—South African Rand

†	The ratings reflected are as of January 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s Ratings.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.
(b)	Standard and Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $41,225,090. The aggregate value of $42,208,900 is approximately 1.4% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $388,008,361; cash collateral of $397,112,042 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Amount is actual; not rounded to thousands.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents a zero coupon bond. Rate shown reflects the effective yield at January 31, 2013.
(j)	The rate shown is the effective yield at January 31, 2013.
(k)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 3,477,540,413	$110,566,670	$(21,895,267)	$88,671,403

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales as of the most recent fiscal year end.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
881	2 Year U.S. Treasury Notes	Mar. 2013	$194,171,598	$194,191,672	$20,074
1,940	5 Year U.S. Treasury Notes	Mar. 2013	240,114,906	240,044,688	(70,218)
845	10 Year U.S. Treasury Notes	Mar. 2013	110,953,148	110,932,656	(20,492)
224	U.S. Long Bond	Mar. 2013	32,186,276	32,137,000	(49,276)
201	Euro-Bobl	Mar. 2013	34,288,038	34,300,099	12,061

					(107,851)

	Short Position:
477	U.S. Ultra Bond	Mar. 2013	77,177,991	74,665,406	2,512,585

					$2,404,734

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Purchased:
Australian Dollar
Expiring 04/23/13	Deutsche Bank Securities Corp.	AUD	4,424,936	$4,602,500	$4,586,096	$(16,404)
Expiring 04/23/13	Goldman Sachs Group LP	AUD	14,779,175	15,403,595	15,317,446	(86,149)
Canadian Dollar
Expiring 04/22/13	Citibank NA	CAD	4,621,347	4,602,500	4,625,316	22,816
Expiring 04/22/13	Morgan Stanley & Co., Inc.	CAD	17,511,241	17,734,663	17,526,281	(208,382)
Expiring 04/22/13	Morgan Stanley & Co., Inc.	CAD	4,602,642	4,606,000	4,606,595	595
Chilean Peso
Expiring 02/06/13	Citibank NA	CLP	5,908,667,878	12,085,637	12,525,838	440,201
Expiring 03/11/13	Citibank NA	CLP	3,882,408,578	8,197,653	8,190,251	(7,402)
Expiring 03/11/13	Citibank NA	CLP	1,570,812,315	3,279,700	3,313,754	34,054
Expiring 03/11/13	Citibank NA	CLP	1,233,283,500	2,585,500	2,601,710	16,210
Expiring 03/11/13	Citibank NA	CLP	1,211,326,000	2,510,000	2,555,389	45,389
Expiring 03/11/13	Citibank NA	CLP	1,126,168,400	2,365,900	2,375,742	9,842
Expiring 03/11/13	Citibank NA	CLP	343,682,800	724,000	725,026	1,026
Expiring 03/11/13	Citibank NA	CLP	339,464,640	710,400	716,128	5,728
Expiring 03/11/13	Citibank NA	CLP	331,849,520	700,400	700,063	(337)
Chinese Yuan Renminbi
Expiring 03/12/13	UBS AG	CNY	70,158,000	11,000,000	11,262,146	262,146
Expiring 03/20/13	Citibank NA	CNY	27,809,186	4,398,100	4,462,482	64,382
Expiring 03/20/13	UBS AG	CNY	54,097,921	8,545,600	8,680,981	135,381
Expiring 10/29/13	Citibank NA	CNY	19,907,952	3,148,000	3,163,264	15,264
Expiring 10/29/13	Citibank NA	CNY	6,953,101	1,108,700	1,104,809	(3,891)
Expiring 10/29/13	Citibank NA	CNY	6,831,384	1,087,800	1,085,469	(2,331)
Expiring 10/29/13	UBS AG	CNY	36,012,317	5,675,700	5,722,158	46,458
Expiring 10/29/13	UBS AG	CNY	13,097,862	2,082,000	2,081,178	(822)
Colombian Peso
Expiring 04/08/13	Citibank NA	COP	4,589,908,875	2,585,500	2,570,799	(14,701)
Expiring 04/08/13	Citibank NA	COP	4,514,862,500	2,545,018	2,528,765	(16,253)
Euro
Expiring 04/25/13	Citibank NA	EUR	590,161	796,589	801,675	5,086
Expiring 04/25/13	Goldman Sachs Group LP	EUR	3,761,034	5,027,400	5,108,989	81,589
Expiring 04/25/13	Goldman Sachs Group LP	EUR	2,642,200	3,517,981	3,589,165	71,184
Expiring 04/25/13	UBS AG	EUR	4,602,796	6,151,200	6,252,440	101,240
Indian Rupee
Expiring 04/15/13	UBS AG	INR	333,117,018	6,130,800	6,168,448	37,648
Expiring 04/15/13	UBS AG	INR	249,501,525	4,602,500	4,620,110	17,610
Japanese Yen
Expiring 04/25/13	Goldman Sachs Group LP	JPY	52,396,981	591,880	573,338	(18,542)
Malaysian Ringgit
Expiring 03/11/13	UBS AG	MYR	52,898,223	17,325,502	16,980,563	(344,939)
Expiring 03/11/13	UBS AG	MYR	14,126,594	4,649,200	4,534,699	(114,501)
Expiring 03/11/13	UBS AG	MYR	2,397,477	791,900	769,601	(22,299)
Expiring 03/11/13	UBS AG	MYR	2,348,638	777,000	753,923	(23,077)
Expiring 03/11/13	UBS AG	MYR	2,335,534	766,000	749,717	(16,283)
Mexican Peso
Expiring 04/22/13	UBS AG	MXN	233,103,232	18,362,786	18,185,368	(177,418)
New Zealand Dollar
Expiring 04/23/13	Citibank NA	NZD	7,385,024	6,156,400	6,163,870	7,470
Expiring 04/23/13	Goldman Sachs Group LP	NZD	21,631,881	17,952,579	18,054,929	102,350
Norwegian Krone
Expiring 04/24/13	Goldman Sachs Group LP	NOK	137,947,046	24,644,579	25,166,466	521,887
Peruvian Nuevo Sol
Expiring 04/10/13	Citibank NA	PEN	25,399,908	9,917,190	9,838,501	(78,689)
Expiring 04/10/13	Citibank NA	PEN	13,348,361	5,228,500	5,170,407	(58,093)
Expiring 04/10/13	Citibank NA	PEN	11,214,580	4,399,600	4,343,900	(55,700)
Expiring 04/10/13	Citibank NA	PEN	1,583,499	622,200	613,359	(8,841)
Expiring 04/10/13	Citibank NA	PEN	1,552,624	610,500	601,399	(9,101)
Expiring 04/10/13	Citibank NA	PEN	1,533,039	601,900	593,814	(8,086)

Philippine Peso
Expiring 03/18/13	Citibank NA	PHP	493,829,242	12,208,387	12,137,214	(71,173)
Expiring 03/18/13	UBS AG	PHP	134,647,440	3,274,500	3,309,332	34,832
Expiring 03/18/13	UBS AG	PHP	62,739,605	1,549,700	1,541,999	(7,701)
Expiring 03/18/13	UBS AG	PHP	29,731,856	735,300	730,742	(4,558)
Expiring 03/18/13	UBS AG	PHP	29,191,890	721,500	717,471	(4,029)
Expiring 03/18/13	UBS AG	PHP	28,882,337	711,300	709,863	(1,437)
Polish Zloty
Expiring 04/24/13	JPMorgan Chase Securities	PLN	14,418,170	4,617,300	4,627,992	10,692
Romanian New Leu
Expiring 04/24/13	Deutsche Bank Securities Corp.	RON	722,725	217,776	221,352	3,576
Expiring 04/24/13	Goldman Sachs Group LP	RON	18,597,103	5,606,968	5,695,815	88,847
Expiring 04/24/13	Goldman Sachs Group LP	RON	18,536,729	5,607,700	5,677,324	69,624
Expiring 04/24/13	Goldman Sachs Group LP	RON	5,405,528	1,637,800	1,655,574	17,774
Expiring 04/24/13	Goldman Sachs Group LP	RON	743,971	225,290	227,859	2,569
Expiring 04/24/13	JPMorgan Chase Securities	RON	17,874,378	5,362,081	5,474,463	112,382
Expiring 04/24/13	JPMorgan Chase Securities	RON	9,683,806	2,957,300	2,965,901	8,601
Russian Rouble
Expiring 03/25/13	Citibank NA	RUB	118,817,532	3,807,400	3,925,875	118,475
Expiring 03/25/13	Citibank NA	RUB	114,989,602	3,586,700	3,799,396	212,696
Expiring 03/25/13	Citibank NA	RUB	106,572,875	3,348,400	3,521,297	172,897
Expiring 03/25/13	Citibank NA	RUB	79,308,502	2,563,300	2,620,449	57,149
Expiring 03/25/13	Citibank NA	RUB	78,866,544	2,565,600	2,605,846	40,246
Expiring 03/25/13	Citibank NA	RUB	74,053,910	2,339,000	2,446,831	107,831
Expiring 03/25/13	Citibank NA	RUB	73,856,938	2,343,400	2,440,323	96,923
Expiring 03/25/13	Citibank NA	RUB	72,825,541	2,288,600	2,406,244	117,644
Expiring 03/25/13	Citibank NA	RUB	72,084,595	2,253,700	2,381,762	128,062
Expiring 03/25/13	Citibank NA	RUB	71,416,769	2,238,700	2,359,697	120,997
Expiring 03/25/13	Citibank NA	RUB	22,193,049	724,600	733,285	8,685
Expiring 03/25/13	Citibank NA	RUB	21,775,394	710,400	719,485	9,085
Expiring 03/25/13	Citibank NA	RUB	21,500,179	700,400	710,392	9,992
Expiring 04/17/13	Citibank NA	RUB	178,112,928	5,843,600	5,861,705	18,105
Singapore Dollar
Expiring 04/23/13	Citibank NA	SGD	8,675,624	7,070,800	7,009,416	(61,384)
Expiring 04/23/13	Deutsche Bank Securities Corp.	SGD	7,578,333	6,136,600	6,122,866	(13,734)
Expiring 04/23/13	UBS AG	SGD	13,898,369	11,323,017	11,229,100	(93,917)
South Korean Won
Expiring 03/18/13	UBS AG	KRW	2,616,685,500	2,359,500	2,396,646	37,146
Expiring 03/18/13	UBS AG	KRW	2,603,891,750	2,339,000	2,384,928	45,928
Expiring 03/18/13	UBS AG	KRW	1,184,622,900	1,111,800	1,085,007	(26,793)
Expiring 03/18/13	UBS AG	KRW	779,418,000	735,300	713,876	(21,424)
Expiring 03/18/13	UBS AG	KRW	766,059,840	721,500	701,641	(19,859)
Expiring 03/18/13	UBS AG	KRW	756,823,200	711,300	693,181	(18,119)
Expiring 04/15/13	UBS AG	KRW	11,698,940,115	10,949,758	10,698,482	(251,276)
Expiring 04/15/13	UBS AG	KRW	3,829,861,235	3,524,953	3,502,343	(22,610)
Swedish Krona
Expiring 04/24/13	Deutsche Bank Securities Corp.	SEK	19,799,658	3,074,800	3,108,686	33,886
Expiring 04/24/13	Goldman Sachs Group LP	SEK	126,742,756	19,418,921	19,899,505	480,584
Swiss Franc
Expiring 04/24/13	Citibank NA	CHF	2,848,253	3,065,400	3,132,739	67,339
Taiwan Dollar
Expiring 03/12/13	UBS AG	TWD	128,117,033	4,355,500	4,340,106	(15,394)
Expiring 03/12/13	UBS AG	TWD	109,529,798	3,743,968	3,710,443	(33,525)
Expiring 03/12/13	UBS AG	TWD	64,134,934	2,185,400	2,172,642	(12,758)
Expiring 11/13/13	Citibank NA	TWD	69,098,735	2,419,000	2,347,044	(71,956)
Expiring 11/13/13	UBS AG	TWD	138,343,152	4,843,100	4,699,037	(144,063)
Thai Baht
Expiring 02/28/13	Citibank NA	THB	301,451,455	9,756,026	10,092,454	336,428
Expiring 02/28/13	HSBC Securities, Inc.	THB	78,461,012	2,582,900	2,626,838	43,938
Expiring 02/28/13	UBS AG	THB	95,050,067	3,123,000	3,182,232	59,232

Expiring 02/28/13	UBS AG	THB	20,252,618	667,500	678,048	10,548
Expiring 02/28/13	UBS AG	THB	19,646,083	654,900	657,742	2,842
Expiring 02/28/13	UBS AG	THB	16,001,006	525,300	535,706	10,406
Turkish Lira
Expiring 04/30/13	Goldman Sachs Group LP	TRY	23,093,269	12,888,027	12,988,492	100,465

						2,654,031

Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Sold:
Australian Dollar
Expiring 04/23/13	Goldman Sachs Group LP	AUD	5,908,684	$6,151,200	$6,123,884	$27,316
British Pound
Expiring 04/25/13	Goldman Sachs Group LP	GBP	6,255,164	9,906,985	9,916,240	(9,255)
Canadian Dollar
Expiring 04/22/13	Goldman Sachs Group LP	CAD	5,291,336	5,232,900	5,295,880	(62,980)
Chilean Peso
Expiring 02/06/13	Citibank NA	CLP	3,882,408,578	8,232,419	8,230,353	2,066
Expiring 02/06/13	Citibank NA	CLP	2,026,259,300	4,181,302	4,295,485	(114,183)
Chinese Yuan Renminbi
Expiring 03/20/13	UBS AG	CNY	54,097,921	8,456,765	8,680,981	(224,216)
Euro
Expiring 04/09/13	Goldman Sachs Group LP	EUR	751,000	998,754	1,020,085	(21,331)
Expiring 04/25/13	Citibank NA	EUR	1,233,950	1,652,270	1,676,198	(23,928)
Japanese Yen
Expiring 04/25/13	Citibank NA	JPY	298,846,197	3,372,000	3,270,031	101,969
Expiring 04/25/13	Citibank NA	JPY	278,224,745	3,068,600	3,044,387	24,213
Expiring 04/25/13	Citibank NA	JPY	195,726,376	2,149,500	2,141,674	7,826
Expiring 04/25/13	JPMorgan Chase Securities	JPY	263,940,503	2,957,300	2,888,086	69,214
Malaysian Ringgit
Expiring 03/11/13	Goldman Sachs Group LP	MYR	23,320,795	7,538,644	7,486,078	52,566
Expiring 03/11/13	UBS AG	MYR	23,320,800	7,536,210	7,486,080	50,130
Expiring 03/11/13	UBS AG	MYR	15,886,343	5,211,200	5,099,586	111,614
Expiring 03/11/13	UBS AG	MYR	11,578,528	3,766,600	3,716,759	49,841
Peruvian Nuevo Sol
Expiring 04/10/13	Citibank NA	PEN	7,531,652	2,957,300	2,917,340	39,960
Romanian New Leu
Expiring 04/24/13	Goldman Sachs Group LP	RON	18,597,103	5,610,600	5,695,815	(85,215)
Russian Rouble
Expiring 03/25/13	Citibank NA	RUB	231,237,249	7,339,700	7,640,359	(300,659)
Expiring 03/25/13	Citibank NA	RUB	122,658,678	3,788,100	4,052,791	(264,691)
Expiring 03/25/13	Citibank NA	RUB	93,042,210	3,070,700	3,074,227	(3,527)
Singapore Dollar
Expiring 04/23/13	Deutsche Bank Securities Corp.	SGD	7,617,275	6,149,500	6,154,329	(4,829)
Expiring 04/23/13	HSBC Securities, Inc.	SGD	7,602,317	6,156,400	6,142,244	14,156
Expiring 04/23/13	JPMorgan Chase Securities	SGD	328,550	266,000	265,450	550
South African Rand
Expiring 04/30/13	Credit Suisse First Boston	ZAR	2,822,404	307,600	311,701	(4,101)
South Korean Won
Expiring 03/18/13	UBS AG	KRW	8,707,501,190	8,021,650	7,975,279	46,371
Expiring 04/15/13	Goldman Sachs Group LP	KRW	7,255,437,350	6,763,400	6,634,974	128,426
Expiring 04/15/13	UBS AG	KRW	8,273,364,000	7,689,000	7,565,851	123,149
Swiss Franc
Expiring 04/24/13	Deutsche Bank Securities Corp.	CHF	2,755,952	2,957,300	3,031,219	(73,919)
Taiwan Dollar
Expiring 03/12/13	Citibank NA	TWD	96,576,036	3,310,800	3,271,620	39,180
Expiring 03/12/13	UBS AG	TWD	205,205,728	7,102,363	6,951,571	150,792
Expiring 11/13/13	UBS AG	TWD	207,441,887	7,143,315	7,046,081	97,234

						(56,261)

						$2,597,770

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2013.

Currency swap agreements outstanding at January 31, 2013:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(24)	Counterparty
Over-the-counter swap agreements:
EUR	3,250	10/17/14	N/A	3 Month LIBOR(1)	$(199,529)	$-	$(199,529)	Barclays Bank PLC
EUR	6,000	10/19/14	N/A	3 Month LIBOR(2)	(261,654)	-	(261,654)	JPMorgan Chase Bank
EUR	600	11/15/14	N/A	3 Month LIBOR(3)	(49,857)	-	(49,857)	JPMorgan Chase Bank
EUR	1,980	12/04/14	N/A	3 Month LIBOR(4)	(110,246)	-	(110,246)	Barclays Bank PLC
EUR	4,200	01/14/15	N/A	3 Month LIBOR(5)	(143,394)	-	(143,394)	Barclays Bank PLC
EUR	3,660	01/17/15	N/A	3 Month LIBOR(6)	(84,495)	-	(84,495)	HSBC Bank NA
EUR	4,200	01/18/15	N/A	3 Month LIBOR(7)	(114,648)	-	(114,648)	Citibank NA
EUR	43,030	01/25/15	N/A	3 Month LIBOR(8)	(1,272,630)	-	(1,272,630)	Barclays Bank PLC
EUR	35,845	01/25/15	N/A	3 Month LIBOR(9)	(919,202)	-	(919,202)	Citibank NA
EUR	17,415	01/25/15	N/A	3 Month LIBOR(10)	(507,546)	-	(507,546)	HSBC Bank NA
EUR	400	11/15/15	N/A	3 Month LIBOR(11)	(33,484)	-	(33,484)	Citibank NA
EUR	1,920	11/30/15	4.500%	3 Month LIBOR(12)	(302,537)	(21,885)	(280,652)	Citibank NA
EUR	950	11/30/15	4.500%	3 Month LIBOR(13)	(141,308)	(20,152)	(121,156)	JPMorgan Chase Bank
EUR	150	12/14/15	N/A	3 Month LIBOR(14)	(7,301)	-	(7,301)	Barclays Bank PLC
EUR	210	12/17/15	N/A	3 Month LIBOR(15)	(8,968)	-	(8,968)	HSBC Bank NA
EUR	1,060	12/18/15	N/A	3 Month LIBOR(16)	(39,764)	-	(39,764)	Citibank NA
EUR	300	01/04/16	N/A	3 Month LIBOR(17)	(10,476)	-	(10,476)	Barclays Bank PLC
EUR	2,485	07/14/17	4.250%	3 Month LIBOR(18)	(641,352)	(258,836)	(382,516)	Citibank NA
EUR	1,610	07/14/17	4.250%	3 Month LIBOR(19)	(420,095)	(182,593)	(237,502)	Citibank NA
EUR	1,550	09/28/17	N/A	3 Month LIBOR(20)	(98,758)	-	(98,758)	HSBC Bank NA
JPY	100,000	06/08/15	4.500%	3 Month LIBOR(21)	138,835	(56,203)	195,038	Citibank NA
JPY	35,000	06/08/15	4.500%	3 Month LIBOR(22)	49,245	(17,610)	66,855	Citibank NA
JPY	175,000	03/24/17	3.450%	3 Month LIBOR(23)	423,094	14,321	408,773	Citibank NA

					$(4,756,070)	$(542,958)	$(4,213,112)

(1)	The Fund pays the floating rate of 3 month EURIBOR+ 28.25 basis points based on a notional amount of EUR 3,250,000. The Fund receives a floating rate based on a notional amount of $4,206,150.
(2)	The Fund pays the floating rate of 3 month EURIBOR+ 28.375 basis points based on a notional amount of EUR 6,000,000. The Fund receives a floating rate based on a notional amount of $7,872,000.
(3)	The Fund pays the floating rate of 3 month EURIBOR+ 31.250 basis points based on a notional amount of EUR 600,000. The Fund receives a floating rate based on a notional amount of $762,360.
(4)	The Fund pays the floating rate of 3 month EURIBOR+ 30.500 basis points based on a notional amount of EUR 1,980,000. The Fund receives a floating rate based on a notional amount of $2,571,228.
(5)	The Fund pays the floating rate of 3 month EURIBOR+ 26.000 basis points based on a notional amount of EUR 4,200,000. The Fund receives a floating rate based on a notional amount of $5,551,560.
(6)	The Fund pays the floating rate of 3 month EURIBOR+ 25.750 basis points based on a notional amount of EUR 3,660,000. The Fund receives a floating rate based on a notional amount of $4,878,780.
(7)	The Fund pays the floating rate of 3 month EURIBOR+ 25.750 basis points based on a notional amount of EUR 4,200,000. The Fund receives a floating rate based on a notional amount of $5,580,960.
(8)	The Fund pays the floating rate of 3 month EURIBOR+ 26.250 basis points based on a notional amount of EUR 43,030,000. The Fund receives a floating rate based on a notional amount of $57,079,295.
(9)	The Fund pays the floating rate of 3 month EURIBOR+ 26.000 basis points based on a notional amount of EUR 35,845,000. The Fund receives a floating rate based on a notional amount of $47,691,773.
(10)	The Fund pays the floating rate of 3 month EURIBOR+ 26.000 basis points based on a notional amount of EUR 17,415,000. The Fund receives a floating rate based on a notional amount of $23,109,705.
(11)	The Fund pays the floating rate of 3 month EURIBOR+ 31.250 basis points based on a notional amount of EUR 400,000. The Fund receives a floating rate based on a notional amount of $507,600.
(12)	The Fund pays a fixed rate based on a notional amount of EUR 1,920,000. The Fund receives a floating rate based on a notional amount of $2,329,152.
(13)	The Fund pays a fixed rate based on a notional amount of EUR 950,000. The Fund receives a floating rate based on a notional amount of $1,164,320.
(14)	The Fund pays the floating rate of 3 month EURIBOR+ 31.700 basis points based on a notional amount of EUR 150,000. The Fund receives a floating rate based on a notional amount of $195,615.
(15)	The Fund pays the floating rate of 3 month EURIBOR+ 30.500 basis points based on a notional amount of EUR 210,000. The Fund receives a floating rate based on a notional amount of $274,512.
(16)	The Fund pays the floating rate of 3 month EURIBOR+ 30.000 basis points based on a notional amount of EUR 1,060,000. The Fund receives a floating rate based on a notional amount of $1,394,960.
(17)	The Fund pays the floating rate of 3 month EURIBOR+ 28.250 basis points based on a notional amount of EUR 300,000. The Fund receives a floating rate based on a notional amount of $395,850.
(18)	The Fund pays a fixed rate based on a notional amount of EUR 2,485,000. The Fund receives a floating rate based on a notional amount of $3,030,209.
(19)	The Fund pays a fixed rate based on a notional amount of EUR 1,610,000. The Fund receives a floating rate based on a notional amount of $1,968,869.
(20)	The Fund pays the floating rate of 3 month EURIBOR+ 31.75 basis points based on a notional amount of EUR 1,550,000. The Fund receives a floating rate based on a notional amount of $1,993,300.
(21)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of $1,284,027.
(22)	The Fund pays a fixed rate based on a notional amount of JPY 35,000,000. The Fund receives a floating rate based on a notional amount of $447,914.
(23)	The Fund pays a fixed rate based on a notional amount of JPY 175,000,000. The Fund receives a floating rate based on a notional amount of $2,247,335.
(24)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.

Interest rate swap agreements outstanding at January 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	$29,815	12/14/14	0.351%	3 month LIBOR(1)	$(30,431)	$-	$(30,431)	Citibank NA
	48,310	01/25/16	0.503%	3 month LIBOR(2)	88,140	-	88,140	Citibank NA
	38,885	08/31/16	0.934%	3 month LIBOR(1)	477,440	-	477,440	Credit Suisse International
	12,100	08/31/16	0.975%	3 month LIBOR(2)	(168,209)	-	(168,209)	JPMorgan Chase Bank
	12,100	08/31/16	0.978%	3 month LIBOR(2)	(169,893)	-	(169,893)	JPMorgan Chase Bank
	2,195	09/14/16	1.206%	3 month LIBOR(2)	(49,538)	-	(49,538)	Deutsche Bank AG
	43,200	05/31/17	0.869%	3 month LIBOR(1)	(14,407)	-	(14,407)	Credit Suisse International
	1,000	05/31/17	0.884%	3 month LIBOR(2)	(268)	-	(268)	UBS AG
	12,160	10/02/19	1.189%	3 month LIBOR(2)	140,835	-	140,835	Bank of Nova Scotia
	12,160	10/02/19	1.291%	3 month LIBOR(1)	(101,724)	-	(101,724)	Barclays Bank PLC
	85,890	11/15/19	1.334%	3 month LIBOR(2)	808,061	-	808,061	Citibank NA
	4,935	01/13/22	1.660%	3 month LIBOR(2)	87,796	-	87,796	Citibank NA
	4,935	01/13/22	1.676%	3 month LIBOR(1)	(81,156)	-	(81,156)	Citibank NA
	4,030	12/13/27	2.200%	3 month LIBOR(1)	(182,095)	-	(182,095)	Barclays Bank PLC
AUD	2,500	12/19/32	4.423%	6 Month BBSW(1)	(29,276)	-	(29,276)	Barclays Bank PLC
AUD	3,190	12/20/32	4.420%	6 Month BBSW(1)	(26,778)	-	(26,778)	Citibank NA
BRL	21,481	01/01/17	0.000%	1 Day BROIS(1)	278,278	-	278,278	Barclays Bank PLC
BRL	16,966	01/01/17	0.000%	1 Day BROIS(1)	(85,472)	-	(85,472)	Citibank NA
CLP	3,000,000	12/06/17	5.410%	1 day CHIBNOM(1)	8,720	-	8,720	Barclays Bank PLC
EUR	27,100	12/14/14	0.349%	6 Month EURIBOR(2)	215,632	-	215,632	Citibank NA
EUR	40,200	01/25/16	0.695%	6 Month EURIBOR(1)	(229,982)	-	(229,982)	Citibank NA
EUR	3,150	12/13/27	2.065%	6 Month EURIBOR(2)	115,098	-	115,098	Barclays Bank PLC
MXN	110,200	07/05/13	5.480%	1 month MEXIBOR(1)	31,591	-	31,591	Barclays Bank PLC
MXN	135,000	12/02/15	5.080%	1 month MEXIBOR(1)	98,541	-	98,541	Morgan Stanley Capital Services
MXN	108,800	05/25/22	6.370%	1 month MEXIBOR(1)	540,244	-	540,244	Morgan Stanley Capital Services
NZD	2,000	08/09/16	3.125%	3 month BBR(1)	15,136	-	15,136	Citibank NA
NZD	7,900	08/18/16	4.173%	3 month BBR(1)	323,025	-	323,025	Citibank NA
NZD	4,800	03/26/17	3.810%	3 month BBR(1)	134,809	-	134,809	HSBC Bank USA NA
NZD	3,370	09/25/22	3.790%	3 month BBR(1)	(6,433)	-	(6,433)	Citibank NA

					$2,187,684	$-	$2,187,684

(1)	The Fund pays the floating rate and receives the fixed rate.
(2)	The Fund pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
American International Group	03/20/18	3.700%		$1,300	$(161,627)	$-	$(161,627)	Deutsche Bank AG
Centex Corp.	06/20/14	1.000%		2,500	(29,351)	(4,806)	(24,545)	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%		1,250	(10,334)	-	(10,334)	Goldman Sachs International
International Paper Co.	03/20/14	5.300%		2,000	(129,286)	-	(129,286)	Goldman Sachs International
Masco Corp.	09/20/13	1.000%		965	(5,563)	5,787	(11,350)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%		2,400	39,890	53,362	(13,472)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%		1,800	299,476	116,165	183,311	JPMorgan Chase Bank
SLM Corp.	06/20/14	5.000%		1,450	(93,234)	76,575	(169,809)	JPMorgan Chase Bank
Toll Brothers, Inc.	03/20/15	1.000%		1,885	(18,223)	6,260	(24,483)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%		1,650	63,931	21,530	42,401	JPMorgan Chase Bank

					$(44,321)	$274,873	$(319,194)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Buy Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%		$116,000	$(598,179)	$(538,111)	$(60,068)	Citibank NA
CDX.NA.IG.19.V1	12/20/17	1.000%		100,000	(635,116)	(88,790)	(546,326)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		81,500	(420,273)	(464,391)	44,118	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		75,000	(386,754)	(370,003)	(16,751)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		42,375	(218,516)	(206,556)	(11,960)	Citibank NA
Itraxx Euro, 1% coupon, due 12/20/17	12/20/17	1.000%	EUR	35,500	223,258	670,136	(446,878)	Deutsche Bank AG
Itraxx Euro, 1% coupon, due 12/20/17	12/20/17	1.000%	EUR	35,100	220,743	400,589	(179,846)	Bank of America NA

					$(1,814,837)	$(597,126)	$(1,217,711)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	$44,400	$1,949,842	$1,917,833	$32,009	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	31,200	1,370,160	1,425,667	(55,507)	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	28,080	1,233,143	1,230,450	2,693	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	16,320	716,698	684,533	32,165	Credit Suisse International
CDX.NA.HY.18.V1	06/20/17	5.000%	13,860	559,183	(1,099,175)	1,658,358	Bank of America NA

				$5,829,026	$4,159,308	$1,669,718

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2013(5)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on sovereign issues - Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$7,250	0.352%	$3,442	$(30,251)	$33,693	Morgan Stanley Capital Services, Inc.
Republic of Austria	03/20/13	1.000%	7,250	0.103%	17,322	(31,884)	49,206	Morgan Stanley Capital Services, Inc.
Republic of France	03/20/13	0.250%	7,250	0.177%	2,874	(77,285)	80,159	Morgan Stanley Capital Services, Inc.

					$23,638	$(139,420)	$163,058

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities
Non-Residential Mortgage Backed Securities	$-	$231,858,838	$23,708,352
Residential Mortgage Backed Securities	-	159,495,942	-
Bank Loans	-	123,991,697	9,238,968
Collateralized Mortgage Obligations	-	4,931,793	-
Commercial Mortgage Backed Securities	-	324,341,353	-
Corporate Bonds	-	1,282,151,464	11,071,878
Foreign Agencies	-	92,016,544	-
Mortgage Backed Securities	-	119,374,756	-
Municipal Bonds	-	42,604,906	-
Sovereigns	-	157,749,753	260,947
U.S. Government Treasury Securities	-	435,093,167	-
Preferred Stock	612,920	-	-
Affiliated Mutual Funds	547,708,538	-	-
Other Financial Instruments*
Futures Contracts	2,404,734	-	-
Forward Foreign Currency Exchange Contracts	-	2,597,770	-
Currency Swap Agreements	-	(4,213,112)	-
Interest Rate Swap Agreements	-	2,187,684	-
Credit Default Swap Agreements	-	306,205	(10,334)

Total	$550,726,192	$2,974,488,760	$44,269,811

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage Backed Securities	Bank Loans	Corporate Bonds	Sovereigns	Credit Default Swap Agreements
Balance as of 10/31/12	$22,426,314	$9,394,042	$11,393,768	$287,832	$(11,592)
Realized gain (loss)	839	14,677	-	-	- **
Change in unrealized appreciation (depreciation)***	26,500	139,324	70,120	(10,013)	1,258
Purchases	18,485,799	5,158,602	-	-	-
Sales	(67,100)	(66,449)	(89,638)	(16,872)	-
Accrued discount/premium	-	-	-	-	-
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	(17,164,000)	(5,401,228)	(302,372)	-	-

Balance as of 01/31/13	$23,708,352	$9,238,968	$11,071,878	$260,947	$(10,334)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(2,212).
***	Of which, $228,479 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 2
Non-Residential Mortgage Backed Securities, 3 Bank Loans and 1 Corporate Bond transferred out of Level 3 as a result of the securities no longer using a single broker quote and are being priced by the primary valuation vendor source.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2. The Core Funds are registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2013

*	Print the name and title of each signing officer under his or her signature.